UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00994

                             BURNHAM INVESTORS TRUST

               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019

               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019

                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-874-3863

                            Date of fiscal year end:
                                December 31, 2006

                            Date of reporting period:
                                December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS


DECEMBER 31, 2006

                                     ANNUAL
                                     REPORT

                     Burnham Fund

  Burnham Financial Services Fund

Burnham Financial Industries Fund           THE BURNHAM FAMILY OF FUNDS

          Burnham U.S. Government
                Money Market Fund

                                                               [GRAPHIC OMITTED]
                                                    BURNHAM INVESTORS TRUST LOGO

THE YEAR IN
           REVIEW
--------------------------------------------------------------------------------

The U.S. economy faced steep challenges in 2006, but the markets shrugged off the worries in the second half of the year and booked their best performance since 2003. The Standard & Poor's 500 Index (which is unmanaged) increased 15.79% (with dividends reinvested), while the Dow Jones Industrial Average was up 19.1% (with dividends reinvested). The average domestic general stock fund (according to Lipper, Inc.) was up 12.6%, and the average large-cap growth fund was up 5.6%.The bond markets did not fare as well: the Lehman Brothers Intermediate Government Credit Bond Index increased 4.1%, and the average long-term bond fund was up 4.2% according to Lipper.

The markets' vigor returned as the U.S. economy showed its resiliency despite rising oil prices, rising interest rates, and a sharp correction in the housing markets. Recognizing slowing conditions in the economy while acknowledging continued inflationary risks, the Federal Reserve paused its lengthy series of interest rate hikes in August and left short term rates at 5.25%. At that same time, energy prices began to moderate due to alleviated supply concerns and slowing demand among industrial nations. Investors began to believe that negative pressures were lessening, and that the economy would cool without slipping into recession. Merger and acquisition activity was brisk, particularly in the area of private equity investing - continuing a trend which began several years ago. Corporate earnings reports were healthy as well, particularly among financial services companies and general industrials.

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     19.05%
                                      DJIA

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     15.79%
                                     S&P 500

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     10.34%
                                     NASDAQ

REAL GROSS DOMESTIC PRODUCT
 % CHANGE FROM PREVIOUS PERIOD
 QUARTERS SEASONALLY ADJUSTED AT ANNUAL RATES

                                  Q4 2005    1.8%

                                  Q1 2006    5.6%

                                  Q2 2006    2.6%

                                  Q3 2006    2.0%

                                  Q4 2006(a) 3.5%

A = ADVANCED ESTIMATE

  SOURCE: BUREAU OF ECONOMIC ANALYSIS JANUARY 2007

o GDP grew at an annual rate of 2.0% for the third quarter and 3.5% for the fourth quarter (released Jan. 31), with the total year rising 3.4% vs. 3.2% for 2005. After a particularly strong showing in the first quarter when GDP was up 5.6% - mainly due to spending in the wake of Hurricane Katrina - the economy has moderated. Weaker production has been primarily due to an acceleration in imports (which subsided in the 4th quarter), decreased expenditures on residential items and durable goods, and federal, state and local spending. Pockets of strength were evidenced in computers and non-residential spending. Consumer spending is brisk, outpacing the slide in the housing market. Hopes are that the housing decline is beginning to turn around: the Mortgage Banking Association reported an increase in mortgage and refinancing applications.

o Petroleum prices (WTI) ended at $60.85, nearly unchanged after a volatile year. For the first three quarters of 2006, oil prices rose dramatically on geopolitical concerns, but since August dropped back after peaking at $77 per barrel. The price of crude had risen over concerns caused by spreading unrest in the Middle East: the brief, but violent, Israel-Hezbollah war, worsening conditions in Iraq and its seeming descent into sectarian civil war and Iran President Ahmadinejad's fomenting a crisis through inflammatory rhetoric regarding the country's nuclear aspirations. Unrest in Nigeria and worries/preparation over the hurricane season in the U.S. only made matters worse. Market forces reversed in the fourth quarter: on the demand side, the economies of industrialized countries cooled, no major storms occurred and mild winter conditions prevailed in much of the northern hemisphere. On supply: OPEC's cuts in production failed to materialize in full due to lack of compliance among its members and, in our belief, a concerted effort on the part of Saudi Arabia to bring prices down, raise capacity and squeeze the revenues of the more militant-Shi'a oil producing countries. Production capacity is expanding among OPEC and non-OPEC producers.

o The preliminary estimate for retail sales for total year 2006 was up 6.0% versus 2005. These figures, which were higher than expected, show continued health in consumer spending, despite pockets of weakness due to sluggishness in the real estate sector. For the year, strength was particularly evident in electronics and appliance stores, health and personal care, general merchandise and apparel retailers. Weaker comparisons continue among building materials dealers, department stores and sporting goods. Analysts attribute the better than expected results in retail to the sharp drop in oil prices, favorable wage gains and low unemployment figures. It is likely that the average consumer is not as affected by the decline in housing as previously thought.

o The U.S. dollar was weak during 2006 as the Federal Reserve paused its interest rate increases and traders worried about inflation and its possibly negative impact on U.S. economic growth. Interest rates are on the rise in other countries that compete for global capital, which include the UK, Euro-zone and Australia. Forces that may spur a rally in the dollar would be tame inflation, faster economic growth and a resumption of the Fed's interest rate hikes. The low dollar is an impetus to spending: exports become more competitive and revenue earned abroad translates into more dollars. The trade deficit may also improve, as was the case in the latter part of the year, in which that statistic benefited from the lower price of crude oil.

o The Federal Reserve paused its two year-plus cycle of interest rate hikes at a rate of 5.25%, leading investors to question the Fed's next step: if or when it will reverse tack. The Fed acknowledged the slowing economy in its December statement and it noted that while inflationary forces were moderating, risks still remained and that additional firming would be determined by "evolution of the outlook for both inflation and economic growth, as implied by incoming information." The bond markets are experiencing an inverted yield curve, a situation in which short term interest rates are higher than long term rates. This evidences bond investors' unwillingness

PRICE CHANGES:
PERCENT CHANGE -- UNADJUSTED IN 12 MONTHS ENDED DECEMBER 2006

Apparel                           0.9%

Recreation                        1.0%

Food and Beverages                2.3%

All items                         2.5%

Energy                            2.9%

Housing                           3.3%

Medical Care                      3.6%

SOURCE: U.S. DEPARTMENT OF LABOR, JANUARY 2007


2  REVIEW

STANDARD & POOR'S 500: BEST AND WORST SECTORS, FOR THE YEAR 2006

Health Care                      5.78%

Information Tech.                7.70%

Industrials                     11.02%

S&P 500                         15.79%

Consumer Discretionary          17.23%

Energy                          22.22%

Telecommunication Services      32.13%

SOURCE: STANDARD & POOR'S.

      to assume risk, and may be a signal of economic weakness ahead. As analysts comb through late 2006 data, they are beginning to believe that the Federal Reserve may hold rates steady or go slightly higher for 2007 and engineer a 'soft landing' where weakness in housing will be offset by an improvement in consumer confidence due to lower energy prices and stable rates.

o The inflation rate (CPI), less the effect of food and energy, continued to be contained at a rate of 2.6%. Including energy, the CPI was 2.5%, after a sharp 11.2% decline in energy in the fourth quarter. Last year's twelve month rate including energy was 3.4% and less food and energy was 2.2%. Food and beverage prices have remained stable, with increases in beef offsetting decreases in poultry. Transportation rose modestly and the apparel index rose for the first time since 1997, primarily in women's wear. While this level is beyond the Fed's understood target rate of 1% to 2%, it is moderating from the fast pace of 2006.

o Corporate profits are anticipated to have risen 15.5% in 2006, versus 11% in 2005. Analysts believe that corporations may have experienced an earnings bonus in the fourth quarter due to flat interest rates and lower energy prices. Most expect the rate of corporate profit growth to slow down in 2007 to 10%, still healthy by historic measures. "Late cycle" companies such as diversified large-cap and value, and large cap technology stocks may show stronger than expected results should energy and interest rates remain stable. Companies which may benefit include autos, cruise lines and airlines. Standard & Poor's forecasted 2007 operating earnings estimates show an increase of 10% to $96.25. Market valuations continue to be favorable: the p/e multiple on 2007 S&P 500 earnings is 14.9. Dividends on the S&P 500 index grew 11%.

LOOKING AHEAD
--------------------------------------------------------------------------------

The next two years will be "interesting times" for the United States. The Bush Administration has entered its lame duck period in a position of weakness - not just in popular support, but with skepticism about its ability to accomplish its goals. With the Republicans having lost both houses of Congress and no incumbent from within the White House taking ownership or setting the pace for future policy, President Bush is in the uncomfortable position of having to deflect attack from the entire political spectrum. His leadership is rudderless, with an energized Democratic Congress setting the tone for the agenda not just for the next two years but for the next decade - on fiscal, domestic and international policy.

The issues outstanding on the domestic front? Federal Reserve Chairman Bernanke has raised the clarion call about the danger of rising debt due to growing deficits and trade imbalances, combined with growing entitlement obligations. Social Security reform still needs to be addressed, as the last proposal was rejected as incomprehensible to citizens and politicians alike. The President has floated the concept of health care reform via tax deductions for insurance - but it has been received with disfavor as it does not address medical costs or insurance costs, and it may in fact be a tax on those who obtain it through their union or employer. The President seems to accept the hypothesis of global warming, and will be articulating more energy conservation policies. The energy demand side may now move to a real dialog about conservation and the environment; however, the supply side and indeed U.S. international policy will remain fixated on the war in Iraq and national security. We believe these issues will dominate the debate for the coming two years and beyond if Iraq spirals deeper into sectarian war. Terrorism continues to be a threat, Iran continues to grow its influence and the divisions within Islamic countries and the Middle East grow more volatile.

Meanwhile, the U.S. economy shows resiliency that is funded by wartime fiscal spending, tax policy and a Federal Reserve that has taken a position of neutrality while being watchful for signs of a pickup in inflation. This monetary policy breather, and a sharp correction in energy prices, have reinvigorated consumer spending, which has compensated for the dampening effects of the downturn in the housing market.

We believe that despite the challenges presented above, investors will be undeterred by rhetoric and will focus on the economy, which is growing at a moderate pace. Under the scenario of a 'soft landing,' investors may be rewarded by seeking companies experiencing unit volume growth, pricing flexibility and increasing shareholder value. The step-up in private equity activity also rewards those who look for intrinsic asset value, such as real estate and brand leverage. Fixed income looks less attractive than equities as investors may consider the tempering of inflation to be temporary, fearing that the economy may grow faster than expected, or the dollar may continue to weaken.

[BEGIN SIDEBAR]

    THE FUNDS
-----------------------------------------------------------

    BURNHAM FUND

    +8.11%  CLASS A
    +7.34%  CLASS B
    +7.32%  CLASS C

                                    PAGE
                                    ----
    PERFORMANCE AND DISCUSSION        4
    PORTFOLIO HOLDINGS               14
    FINANCIAL STATEMENTS             22
    NOTES TO FINANCIAL STATEMENTS    32
----------------------------------------

    BURNHAM FINANCIAL
    SERVICES FUND

    +17.02%  CLASS A
    +16.15%  CLASS B
    +16.15%  CLASS C

                                    PAGE
                                    ----
    PERFORMANCE AND DISCUSSION        6
    PORTFOLIO HOLDINGS               16
    FINANCIAL STATEMENTS             22
    NOTES TO FINANCIAL STATEMENTS    32
----------------------------------------

    BURNHAM FINANCIAL
    INDUSTRIES FUND

    +16.74%  CLASS A
    +16.14%  CLASS C

                                    PAGE
                                    ----
    PERFORMANCE AND DISCUSSION        8
    PORTFOLIO HOLDINGS               18
    FINANCIAL STATEMENTS             22
    NOTES TO FINANCIAL STATEMENTS    32
----------------------------------------

    BURNHAM U.S. GOVERNMENT
    MONEY MARKET FUND

    +4.24%

                                    PAGE
                                    ----
    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO HOLDINGS               21
    FINANCIAL STATEMENTS             22
    NOTES TO FINANCIAL STATEMENTS    32
----------------------------------------

[END SIDEBAR]


                                                                       REVIEW  3

[BEGIN SIDEBAR]

INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              o
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOLS
Class A                            BURHX
Class B                            BURIX
Class C                            BURJX

------------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

------------------------------------------

MINIMUM INVESTMENT
Regular accounts                 $ 2,500
IRAs                             $   100

------------------------------------------

ASSET VALUES
Net assets, in millions          $100.99
Net asset value per share
Class A                          $ 26.89
Class B                          $ 27.10
Class C                          $ 26.59

------------------------------------------

MAXIMUM OFFERING PRICE
Class A                          $ 28.31

------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                            5.00%
Class B                            5.00%
Class C                            1.00%

------------------------------------------

EXPENSE RATIOS*

                                Net
                          (after expense
                  Gross   reimbursement)
                  -----   --------------
Class A            1.41%            1.39%
Class B            2.16%            2.14%
Class C            2.16%            2.14%

* See Note 5 to the Financial Statements.

------------------------------------------

INCEPTION
Class A                     June 15, 1975
Class B                  October 18, 1993
Class C                    April 30, 2004

ALL DATA AS OF DECEMBER 31, 2006. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[END SIDEBAR]

BURNHAM FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
JON BURNHAM

"We believe that 2007 will be a relatively good year, assuming petroleum prices stabilize and interest rates remain at current levels."

                                                                 /S/ JON BURNHAM
                                                                     JON BURNHAM
                                                               Portfolio Manager

The Burnham Fund rose 8.1% for 2006.This compares with the Morningstar Large Cap Blend average, which rose 14.1%. The Lipper Large Cap Core average rose 13.5%. The S&P 500 was up 15.8% with dividends reinvested.

Over the years the Fund has taken the position of investing in predominantly large-cap companies with strong management, reasonable valuations, strong balance sheets and stable dividend income. In the last several years, particularly as the Federal Reserve was raising interest rates and energy prices were rising, we believed that corporate earnings may have peaked and would begin to see a decline in growth. Hence, we believed the markets would continue their volatility in the second half of the year.

We also made the strategic decision several years ago to overweight the portfolio in energy equities - oil and gas exploration. In 2005, we outperformed the markets in part due to our investments in the energy sector. In the first half of 2006 the sector lagged despite energy prices marching higher. The sector rebounded by the second half (even as prices declined), but by then we had underperformed the index. We believe that the country is facing an energy crisis, which is long term in nature, and major investments will need to be made to address global warming and develop resources, and that a premium will be placed on assets in the ground.

During the year, we also sold a number of our positions in the REIT and other income producing sectors. The stocks had performed well for the Fund; however, we felt they began to trade at excessive valuations, nearly matching the yield of the S&P. In recent months REITs have become the target of private investors, and trade at speculative private market values, not on historic fundamentals. We hope to get back into this group should valuations move back to more normal levels.

We have historically been overweighted in the financial services sector. We pared back to a market weight because we felt that with a restrictive Fed, the banking industry would be faced with margin pressure. We focused on brokerage firms, large diversified banks and insurance and select regional banks that we felt were undervalued. This group did well for investors during the year, and we continue to take a selected approach going forward.

We believe that 2007 will be a relatively good year, assuming petroleum prices stabilize and interest rates remain at current levels. We take into consideration that government spending will continue to boost the economy and the consumer will remain strong. Pivotal issues are the war on terror and the situation in Iraq and the Middle East, as well as policy positioning as we look to the 2008 elections. We like the information technology sector. At the consumer and corporate level, upgrades are in process from the leap in broadband, processing and software advances and replacing equipment purchased nearly eight years ago in the Y2k cycle. We aim to avoid weak pockets in the economy, primarily housing, health care and manufacturing, where commodity costs may pressure profit margins (but this may be easing presently). The S&P 500 is at a reasonably priced 18 times 2006 earnings and 15 times 2007 estimates. Fourth quarter earnings reports so far have come in well, with the average report up 14%. We seek companies that have pricing flexibility - not only to raise prices when necessary, but also to survive global competition. Finally, as always, we seek companies with strong management and those who stress increasing shareholder value via their use of cash for growth opportunities, share buybacks or increased dividends.


4  BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
  ASSET ALLOCATION (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
                                   BRACKET ART

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks
(net of call options written) ............   91%
Registered Investment Companies ..........    4%
Cash and other net assets ................    5%

TOP 10 INDUSTRIES - COMMON STOCK          % NET
(NET OF CALL OPTIONS WRITTEN)            ASSETS
-------------------------------------------------
 Energy                                   24.60%
-------------------------------------------------
 Financial Services                       21.25%
-------------------------------------------------
 Information Technology                   11.64%
-------------------------------------------------
 Consumer Discretionary                    9.69%
-------------------------------------------------
 Consumer Staples                          8.90%
-------------------------------------------------
 Industrials                               5.21%
-------------------------------------------------
 Utilities                                 4.64%
-------------------------------------------------
 Telecommunications Services               2.11%
-------------------------------------------------
 Materials                                 1.56%
-------------------------------------------------
 Healthcare                                1.35%
                                         ------
                                          90.95%
                                         ======

TOP 10 COMMON STOCK HOLDINGS              % NET
(NET OF CALL OPTIONS WRITTEN)            ASSETS
-------------------------------------------------
 Exxon Mobil Corp.                         9.81%
-------------------------------------------------
 American Express Co.                      4.51%
-------------------------------------------------
 PepsiCo, Inc.                             3.72%
-------------------------------------------------
 Apple, Inc.                               3.36%
-------------------------------------------------
 Merril Lynch & Co., Inc.                  2.77%
-------------------------------------------------
 Citigroup Inc.                            2.76%
-------------------------------------------------
 BP p.l.c. - Sponsored ADR                 2.66%
-------------------------------------------------
 Devon Energy Corp.                        2.66%
-------------------------------------------------
 McDonald's Corp.                          2.63%
-------------------------------------------------
 The Williams Companies, Inc.              2.59%
                                         ------
                                          37.47%
                                         ======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

BURNHAM FUND (CLASS A)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  without          with
Date           sales  charge   sales charge   S&P 500 Index
  12/31/1996    $ 10,000.00     $  9,500.00   $  10,000.00
   1/31/1997    $ 10,544.23     $ 10,017.01   $  10,624.75
   2/28/1997    $ 10,384.22     $  9,865.00   $  10,708.03
   3/31/1997    $ 10,097.02     $  9,592.17   $  10,268.05
   4/30/1997    $ 10,537.82     $ 10,010.93   $  10,881.04
   5/31/1997    $ 11,048.84     $ 10,496.40   $  11,543.51
   6/30/1997    $ 11,535.14     $ 10,958.38   $  12,060.69
   7/31/1997    $ 12,341.64     $ 11,724.56   $  13,020.33
   8/31/1997    $ 11,865.85     $ 11,272.56   $  12,290.90
   9/30/1997    $ 12,312.68     $ 11,697.05   $  12,964.03
  10/31/1997    $ 12,063.24     $ 11,460.08   $  12,531.07
  11/30/1997    $ 12,250.10     $ 11,637.60   $  13,111.17
  12/31/1997    $ 12,474.34     $ 11,850.63   $  13,336.34
   1/31/1998    $ 12,426.61     $ 11,805.28   $  13,483.84
   2/28/1998    $ 13,251.23     $ 12,588.67   $  14,456.37
   3/31/1998    $ 13,908.28     $ 13,212.86   $  15,196.66
   4/30/1998    $ 14,248.44     $ 13,536.02   $  15,349.55
   5/31/1998    $ 13,983.19     $ 13,284.03   $  15,085.72
   6/30/1998    $ 14,518.11     $ 13,792.20   $  15,698.49
   7/31/1998    $ 14,283.12     $ 13,568.97   $  15,531.32
   8/31/1998    $ 11,794.10     $ 11,204.39   $  13,285.84
   9/30/1998    $ 12,578.01     $ 11,949.11   $  14,136.95
  10/31/1998    $ 13,280.12     $ 12,616.11   $  15,286.87
  12/31/1998    $ 15,228.64     $ 14,467.21   $  16,213.37
   1/31/1999    $ 16,016.59     $ 15,215.76   $  17,147.67
   2/28/1999    $ 15,257.02     $ 14,494.17   $  17,864.72
   3/31/1999    $ 16,199.45     $ 15,389.48   $  17,309.50
   4/30/1999    $ 16,762.09     $ 15,923.99   $  18,002.03
   5/31/1999    $ 16,054.10     $ 15,251.39   $  18,699.17
   6/30/1999    $ 17,024.66     $ 16,173.43   $  18,257.61
   7/31/1999    $ 16,545.90     $ 15,718.60   $  19,270.87
   8/31/1999    $ 16,719.52     $ 15,883.54   $  18,669.14
   9/30/1999    $ 16,447.35     $ 15,624.99   $  18,576.78
  10/31/1999    $ 17,875.15     $ 16,981.39   $  18,067.51
  11/30/1999    $ 18,692.35     $ 17,757.73   $  19,210.84
  12/31/1999    $ 20,209.68     $ 19,199.19   $  19,601.36
   1/31/2000    $ 20,059.47     $ 19,056.50   $  20,755.80
   2/29/2000    $ 20,544.00     $ 19,516.80   $  19,712.98
   3/31/2000    $ 21,735.94     $ 20,649.14   $  19,339.82
   4/30/2000    $ 21,251.41     $ 20,188.84   $  21,231.82
   5/31/2000    $ 20,834.72     $ 19,792.98   $  20,593.04
   6/30/2000    $ 22,331.91     $ 21,215.32   $  20,170.53
   7/31/2000    $ 22,140.58     $ 21,033.55   $  20,667.80
   8/31/2000    $ 24,506.38     $ 23,281.06   $  20,344.68
   9/30/2000    $ 24,152.48     $ 22,944.85   $  21,608.37
  10/31/2000    $ 23,386.50     $ 22,217.18   $  20,467.60
  11/30/2000    $ 20,846.18     $ 19,803.87   $  20,381.06
  12/31/2000    $ 20,629.00     $ 19,597.55   $  18,774.23
   1/31/2001    $ 21,226.01     $ 20,164.71   $  18,866.12
   2/28/2001    $ 18,811.30     $ 17,870.73   $  19,535.47
   3/31/2001    $ 17,617.27     $ 16,736.41   $  17,754.19
   4/30/2001    $ 19,418.97     $ 18,448.03   $  16,629.46
   5/31/2001    $ 19,344.35     $ 18,377.13   $  17,921.74
   6/30/2001    $ 18,869.93     $ 17,926.44   $  18,041.81
   7/31/2001    $ 18,280.93     $ 17,366.88   $  17,602.70
   8/31/2001    $ 17,239.47     $ 16,377.50   $  17,429.41
   9/30/2001    $ 16,242.33     $ 15,430.21   $  16,338.30
  10/31/2001    $ 16,541.47     $ 15,714.40   $  15,018.95
  11/30/2001    $ 17,256.09     $ 16,393.28   $  15,305.34
  12/31/2001    $ 17,687.55     $ 16,803.17   $  16,479.36
   1/31/2002    $ 17,664.46     $ 16,781.24   $  16,623.72
   2/28/2002    $ 17,116.24     $ 16,260.43   $  16,381.13
   3/31/2002    $ 17,883.76     $ 16,989.57   $  16,065.22
   4/30/2002    $ 16,758.45     $ 15,920.52   $  16,669.42
   5/31/2002    $ 16,608.41     $ 15,777.99   $  15,658.78
   6/30/2002    $ 15,783.18     $ 14,994.02   $  15,543.42
   7/31/2002    $ 14,538.95     $ 13,812.01   $  14,436.27
   8/31/2002    $ 14,363.22     $ 13,645.06   $  13,310.90
   9/30/2002    $ 13,420.12     $ 12,749.12   $  13,398.29
  10/31/2002    $ 13,812.59     $ 13,121.96   $  11,942.17
  11/30/2002    $ 14,093.76     $ 13,389.08   $  12,993.28
  12/31/2002    $ 13,594.78     $ 12,915.04   $  13,758.05
   1/31/2003    $ 13,374.64     $ 12,705.91   $  12,949.80
   2/28/2003    $ 13,249.70     $ 12,587.22   $  12,610.56
   3/31/2003    $ 13,469.84     $ 12,796.34   $  12,421.35
   4/30/2003    $ 14,195.68     $ 13,485.90   $  12,541.95
   5/31/2003    $ 14,683.55     $ 13,949.37   $  13,575.03
   6/29/2003    $ 14,909.63     $ 14,164.15   $  14,290.27
   6/30/2003    $ 14,856.09     $ 14,113.28   $  14,472.56
   7/31/2003    $ 15,130.32     $ 14,373.80   $  14,727.74
   8/31/2003    $ 15,231.66     $ 14,470.08   $  15,014.96
   9/30/2003    $ 15,130.32     $ 14,373.80   $  14,855.50
  10/31/2003    $ 15,660.89     $ 14,877.85   $  15,695.88
  11/30/2003    $ 15,851.66     $ 15,059.08   $  15,833.98
  12/31/2003    $ 16,530.98     $ 15,704.43   $  16,664.38
   1/31/2004    $ 16,862.33     $ 16,019.22   $  16,970.26
   2/29/2004    $ 17,236.64     $ 16,374.81   $  17,206.14
   3/31/2004    $ 17,003.47     $ 16,153.29   $  16,946.56
   4/30/2004    $ 16,371.44     $ 15,552.86   $  16,680.53
   5/31/2004    $ 16,567.80     $ 15,739.41   $  16,909.43
   6/30/2004    $ 16,696.66     $ 15,861.82   $  17,238.23
   7/31/2004    $ 16,248.71     $ 15,436.28   $  16,667.70
   8/31/2004    $ 16,218.03     $ 15,407.13   $  16,735.12
   9/30/2004    $ 16,451.21     $ 15,628.65   $  16,916.38
  10/31/2004    $ 16,665.97     $ 15,832.68   $  17,174.81
  11/30/2004    $ 17,273.46     $ 16,409.79   $  17,869.73
  12/31/2004    $ 17,689.40     $ 16,804.93   $  18,477.81
   1/31/2005    $ 17,330.30     $ 16,463.78   $  18,027.42
   2/28/2005    $ 17,782.51     $ 16,893.38   $  18,406.79
   3/31/2005    $ 17,363.55     $ 16,495.37   $  18,080.84
   4/30/2005    $ 16,971.19     $ 16,122.63   $  17,737.92
   5/31/2005    $ 17,396.80     $ 16,526.96   $  18,302.32
   6/30/2005    $ 17,383.50     $ 16,514.32   $  18,328.30
   7/31/2005    $ 17,902.21     $ 17,007.10   $  19,009.90
   8/31/2005    $ 17,862.31     $ 16,969.19   $  18,836.45
   9/30/2005    $ 18,414.27     $ 17,493.56   $  18,989.02
  10/31/2005    $ 17,968.71     $ 17,070.28   $  18,672.46
  11/30/2005    $ 18,533.97     $ 17,607.27   $  19,378.69
  12/31/2005    $ 18,670.34     $ 17,736.82   $  19,385.43
   1/31/2006    $ 19,154.92     $ 18,197.17   $  19,898.72
   2/28/2006    $ 18,400.35     $ 17,480.34   $  19,952.71
   3/31/2006    $ 18,511.12     $ 17,585.56   $  20,201.07
   4/30/2006    $ 18,760.33     $ 17,822.31   $  20,472.33
   5/31/2006    $ 18,227.29     $ 17,315.92   $  19,883.10
   6/30/2006    $ 18,241.13     $ 17,329.08   $  19,910.06
   7/31/2006    $ 18,580.34     $ 17,651.33   $  20,032.87
   8/31/2006    $ 18,670.34     $ 17,736.82   $  20,509.52
   9/30/2006    $ 18,898.78     $ 17,953.84   $  21,038.05
  10/31/2006    $ 19,549.51     $ 18,572.03   $  21,723.60
  11/30/2006    $ 20,034.09     $ 19,032.39   $  22,136.69
  12/31/2006    $ 20,184.14     $ 19,174.93   $  22,447.22

                       WITH NO        WITH MAX.
AVERAGE           SALES CHARGE     SALES CHARGE
ANNUAL RETURNS         OR CDSC          OR CDSC
-------------------------------------------------
CLASS A
-------------------------------------------------
 One year                 8.11%            2.70%
-------------------------------------------------
 Three years              6.88%            5.07%
-------------------------------------------------
 Five years               2.68%            1.63%
-------------------------------------------------
 Ten years                7.27%            6.72%
-------------------------------------------------

CLASS B
-------------------------------------------------
 One year                 7.34%            2.36%
-------------------------------------------------
 Three years              6.11%            5.21%
-------------------------------------------------
 Five years               1.92%            1.60%
-------------------------------------------------
 Ten years                6.45%            6.45%
-------------------------------------------------

CLASS C
-------------------------------------------------
 One year                 7.32%            6.32%
-------------------------------------------------
 Since inception          7.37%            7.37%
-------------------------------------------------

                       WITH NO        WITH MAX.
CUMULATIVE        SALES CHARGE     SALES CHARGE
TOTAL RETURNS          OR CDSC          OR CDSC
-------------------------------------------------
CLASS A
-------------------------------------------------
 One year                 8.11%            2.70%
-------------------------------------------------
 Three years             22.10%           16.00%
-------------------------------------------------
 Five years              14.12%            8.41%
-------------------------------------------------
 Ten years              101.84%           91.75%
-------------------------------------------------

CLASS B
-------------------------------------------------
 One year                 7.34%            2.36%
-------------------------------------------------
 Three years             19.47%           16.49%
-------------------------------------------------
 Five years              10.00%            8.26%
-------------------------------------------------
 Ten years               86.86%           86.86%
-------------------------------------------------

CLASS C
-------------------------------------------------
 One year                 7.32%            6.32%
-------------------------------------------------
 Since inception         20.92%           20.92%
-------------------------------------------------

[BEGIN SIDEBAR]

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST YEAR

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +8.11%
                                 FUND (CLASS A)

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +15.79%
                                     SECTOR

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +14.13%
                                   PEER GROUP

THE FUND underperformed its sector benchmark and peer group.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes a representative sample of 500 leading companies in leading industries in the U.S. economy.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              Burnham           S&P         Morningstar
    Time                       Fund             500          Large Cap
   Period        Date         w/o load         Index           Blend
-----------    --------     ------------     --------      ------------

        1        Jan-06           2.60%          2.65%             3.20%
        2        Feb-06          -1.45%          2.93%             3.06%
        3        Mar-06          -0.85%          4.20%             4.65%
        4        Apr-06           0.48%          5.60%             6.08%
        5        May-06          -2.37%          2.56%             2.63%
        6        Jun-06          -2.30%          2.70%             2.49%
        7        Jul-06          -0.48%          3.34%             2.50%
        8        Aug-06           0.00%          5.80%             4.61%
        9        Sep-06           1.22%          8.53%             6.92%
       10        Oct-06           4.71%         12.07%            10.32%
       11        Nov-06           7.30%         14.20%            12.67%
       12        Dec-06           8.11%         15.80%            14.12%

--------------------------------------
MODERN PORTFOLIO THEORY STATISTICS**
THREE-YEAR RANGE

--------------------------------------
Beta                            0.94
--------------------------------------
R (2)                             75
--------------------------------------
Alpha                           2.84
--------------------------------------
Standard Deviation              7.49
--------------------------------------
Sharpe Ratio                    0.50
--------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR PRINCIPIA, DECEMBER 2006

[END SIDEBAR]


                                                                 BURNHAM FUND  5

BURNHAM
              FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

[BEGIN SIDEBAR]

INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM                   o
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOLS
Class A                           BURKX
Class B                           BURMX
Class C                           BURNX

----------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

----------------------------------------

MINIMUM INVESTMENT
Regular accounts                $ 2,500
IRAs                            $   100

----------------------------------------

ASSET VALUES
Net assets, in millions         $154.70
Net asset value per share
Class A                         $ 22.56
Class B                         $ 21.61
Class C                         $ 22.36

----------------------------------------

MAXIMUM OFFERING PRICE
Class A                         $ 23.75

----------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                            5.00%
Class B                            5.00%
Class C                            1.00%

----------------------------------------

EXPENSE RATIOS
Class A                            1.57%
Class B                            2.32%
Class C                            2.32%

----------------------------------------

INCEPTION
Class A and B              June 7, 1999
Class C                  April 29, 2005

ALL DATA AS OF DECEMBER 31, 2006. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[END SIDEBAR]
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
 ANTON SCHUTZ

"We believe our greatest opportunity for 2007 continues to be consolidation of the sector."

                                                                /S/ ANTON SCHUTZ
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

The Burnham Financial Services Fund (BURKX) finished 2006 up 17.02% as M&A picked up and strength in core positions benefited the Fund.

YEAR IN REVIEW

Despite funding challenges stemming from rising interest rates, 2006 was marked by a relatively healthy economic and banking environment. Economic growth brought steady loan demand, and credit quality at most institutions continued to improve over the first half of the year and remained generally good in the second half. On the liability side, a pause from the Federal Reserve at the August meeting brought hope of some relief for pressured net interest margins. However, competition for low cost deposits continued to challenge many institutions.

This competition helped boost consolidation activity in 2006 and the Fund benefited, and should continue to benefit, from this ongoing trend. High growth markets like Florida and Texas saw the lion's share of M&A activity, but other markets yet to see a wave of consolidation, like the southern portion of the Mid-Atlantic and the Midwest, also showed a pickup in deal activity. We believe the Fund is well positioned to benefit from continued M&A (discussed below in "Looking Ahead").

The Fund's top performer of 2006 was Bancorp Rhode Island, Inc. (BARI), which is one of the few remaining Rhode Island franchises of size. The Fund will maintain a position in BARI as we believe a number of potential out of state suitors would be interested in acquiring the BARI franchise for a premium.

In addition to M&A, one of the Fund's focus areas of investing is the thrift conversion space, which was very active in 2006. Four of the Fund's biggest winners during the year were thrift institutions at various stages of the conversion lifecycle: Hudson City Bancorp, Inc. (HCBK), Investors Bancorp, Inc.
(ISBC), Synergy Financial Group, Inc. (SYNF) and People's Bank (PBCT), which announced its plans to pursue a full conversion to a public company in the third quarter. ViewPoint Financial Group (VPFG) has boosted return since being added to the Fund in October, and we anticipate VPFG to be a contributor of positive return over the long-term.

LOOKING AHEAD

The financial services industry remains heavily fragmented and competition for market share, loans, deposits, customers and talented employees remains fierce. We believe our greatest opportunity for 2007 continues to be consolidation of the sector. This trend will continue for years to come, but 2007 in particular will present institutions with the aforementioned challenges of more expensive funding, a flat curve, pressured margins and potential credit blips. These challenges leave large consolidators with few places to look for earnings growth beyond expense cuts, which will likely spur them to buy growth. Smaller, less competitive players, particularly players with scarcity value in desired markets, should consider what could be their best option: a sale of the company. We believe the portfolio is well positioned to benefit from continued consolidation of the financial services sector.


6  Financial Services Fund

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
ASSET ALLOCATION (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
                                  BRACKET ART

The fund seeks capital appreciation.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks
(net of purchased
and written call options) .................      98%
Cash and other net assets .................       2%

TOP INDUSTRIES - COMMON STOCK                  % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)   ASSETS
----------------------------------------------------
Banks - Regional                              43.55%
-----------------------------------------------------
Thrifts & Mortgage Finance                    43.10%
-----------------------------------------------------
Property & Casualty Insurance                  5.13%
-----------------------------------------------------
Real Estate Investment Trusts                  2.12%
-----------------------------------------------------
Consumer Finance                               2.08%
-----------------------------------------------------
Asset Management & Custody Banks               0.97%
-----------------------------------------------------
Other Diversified Financial Services           0.85%
-----------------------------------------------------
Unregistered Investment Company                0.18%
                                              ------
                                              97.98%
                                              ======

TOP 10 COMMON STOCK HOLDINGS                   % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)   ASSETS
----------------------------------------------------
Sovereign Bancorp, Inc.                        6.50%
-----------------------------------------------------
Hudson City Bancorp, Inc.                      6.28%
-----------------------------------------------------
ViewPoint Financial Group                      4.62%
-----------------------------------------------------
People's Bank                                  4.60%
-----------------------------------------------------
Centennial Bank Holdings, Inc.                 4.12%
-----------------------------------------------------
Bancorp Rhode Island, Inc.                     4.06%
-----------------------------------------------------
CRM Holdings, Ltd.                             3.38%
-----------------------------------------------------
State National Bancshares, Inc.                3.36%
-----------------------------------------------------
Sterling Bancorp                               3.16%
-----------------------------------------------------
Alliance Financial Corp.                       3.13%
                                              ------
                                              43.21%
                                              ======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

BURNHAM FINANCIAL SERVICES FUND (CLASS A)

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               without        with          NASDAQ           NASDAQ
               sales          sales          Bank           Financial
Date           charge        charge         Index*          100 Index*
  6/7/1999   $ 10,000.00   $  9,500.00   $  10,000.00      $ 10,000.00
 6/30/1999   $ 10,510.00   $  9,984.50   $  10,096.53      $ 10,024.00
 7/31/1999   $ 10,370.00   $  9,851.50   $   9,812.61      $  9,375.18
 8/31/1999   $  9,880.00   $  9,386.00   $   9,416.35      $  8,818.64
 9/30/1999   $  9,750.00   $  9,262.50   $   9,149.37      $  8,440.73
10/31/1999   $ 10,450.00   $  9,927.50   $   9,810.72      $  9,136.12
11/30/1999   $ 10,280.00   $  9,766.00   $   9,636.49      $  9,127.91
12/31/1999   $  9,810.46   $  9,319.94   $   9,262.41      $  8,828.55
 1/31/2000   $  9,209.21   $  8,748.75   $   8,704.26      $  8,130.66
 2/29/2000   $  8,668.08   $  8,234.67   $   7,961.27      $  7,554.08
 3/31/2000   $  9,710.25   $  9,224.74   $   8,441.68      $  8,383.05
 4/30/2000   $ 10,000.86   $  9,500.81   $   8,248.30      $  7,895.27
 5/31/2000   $ 10,582.07   $ 10,052.97   $   8,616.81      $  8,067.48
 6/30/2000   $ 10,622.15   $ 10,091.04   $   8,314.97      $  7,671.42
 7/31/2000   $ 11,453.89   $ 10,881.19   $   8,655.84      $  8,034.16
 8/31/2000   $ 12,466.00   $ 11,842.70   $   9,326.89      $  8,828.04
 9/30/2000   $ 13,438.03   $ 12,766.12   $   9,944.32      $  9,372.53
10/31/2000   $ 13,107.34   $ 12,451.97   $   9,813.40      $  9,244.96
11/30/2000   $ 13,137.40   $ 12,480.53   $   9,879.98      $  9,000.73
12/31/2000   $ 14,988.56   $ 14,239.13   $  10,907.36      $ 10,031.14
 1/31/2001   $ 15,558.84   $ 14,780.90   $  11,013.40      $  9,894.77
 2/28/2001   $ 16,118.35   $ 15,312.44   $  10,800.50      $  9,597.46
 3/31/2001   $ 16,301.27   $ 15,486.21   $  10,652.77      $  9,303.82
 4/30/2001   $ 16,882.31   $ 16,038.19   $  10,925.65      $  9,703.05
 5/31/2001   $ 18,108.94   $ 17,203.49   $  11,418.39      $ 10,041.34
 6/30/2001   $ 18,700.73   $ 17,765.70   $  11,983.25      $ 10,476.55
 7/31/2001   $ 19,238.73   $ 18,276.79   $  12,382.66      $ 10,769.27
 8/31/2001   $ 19,088.09   $ 18,133.69   $  11,943.09      $ 10,293.35
 9/30/2001   $ 17,796.90   $ 16,907.06   $  11,790.20      $ 10,085.11
10/31/2001   $ 17,657.02   $ 16,774.17   $  11,369.40      $  9,667.87
11/30/2001   $ 18,388.70   $ 17,469.26   $  11,856.66      $ 10,199.30
12/31/2001   $ 19,377.36   $ 18,408.49   $  12,294.18      $ 10,596.13
 1/31/2002   $ 20,027.36   $ 19,025.99   $  12,589.93      $ 10,748.68
 2/28/2002   $ 20,174.53   $ 19,165.80   $  12,824.85      $ 10,977.21
 3/31/2002   $ 21,229.25   $ 20,167.79   $  13,543.52      $ 11,558.61
 4/30/2002   $ 22,161.32   $ 21,053.26   $  14,078.58      $ 11,829.63
 5/31/2002   $ 22,455.66   $ 21,332.88   $  13,998.66      $ 11,652.17
 6/30/2002   $ 22,050.95   $ 20,948.40   $  14,004.37      $ 11,354.79
 7/31/2002   $ 21,229.25   $ 20,167.79   $  13,441.27      $ 10,899.79
 8/31/2002   $ 22,063.21   $ 20,960.05   $  13,819.58      $ 11,156.25
 9/30/2002   $ 21,057.55   $ 20,004.67   $  12,876.47      $ 10,195.70
10/31/2002   $ 21,805.66   $ 20,715.38   $  13,134.65      $ 10,502.53
11/30/2002   $ 22,504.72   $ 21,379.48   $  13,191.49      $ 10,567.11
12/31/2002   $ 22,777.32   $ 21,638.46   $  13,148.23      $ 10,426.00
 1/31/2003   $ 23,261.95   $ 22,098.85   $  13,097.37      $ 10,275.20
 2/28/2003   $ 23,063.13   $ 21,909.97   $  13,112.30      $ 10,184.04
 3/31/2003   $ 23,324.08   $ 22,157.88   $  12,917.28      $ 10,008.71
 4/30/2003   $ 25,200.44   $ 23,940.42   $  13,689.40      $ 10,622.52
 5/31/2003   $ 26,231.82   $ 24,920.23   $  14,660.20      $ 11,528.07
 6/30/2003   $ 26,455.50   $ 25,132.72   $  14,661.68      $ 11,547.53
 7/31/2003   $ 28,033.63   $ 26,631.95   $  15,248.31      $ 11,990.83
 8/31/2003   $ 28,443.70   $ 27,021.51   $  15,544.32      $ 12,208.81
 9/30/2003   $ 28,791.63   $ 27,352.05   $  15,550.39      $ 12,200.85
10/31/2003   $ 30,630.72   $ 29,099.18   $  16,726.87      $ 13,139.11
11/30/2003   $ 31,202.33   $ 29,642.21   $  17,224.73      $ 13,378.62
12/31/2003   $ 32,039.15   $ 30,437.19   $  17,492.94      $ 13,675.00
 1/31/2004   $ 33,297.64   $ 31,632.76   $  17,712.86      $ 14,020.41
 2/29/2004   $ 34,031.76   $ 32,330.17   $  17,999.75      $ 14,332.90
 3/31/2004   $ 34,202.18   $ 32,492.07   $  17,897.44      $ 14,181.51
 4/30/2004   $ 31,960.49   $ 30,362.47   $  16,986.81      $ 13,399.18
 5/31/2004   $ 32,707.72   $ 31,072.34   $  17,435.45      $ 13,740.55
 6/30/2004   $ 32,642.18   $ 31,010.07   $  17,766.11      $ 13,982.65
 7/31/2004   $ 32,091.58   $ 30,487.01   $  17,424.03      $ 13,712.41
 8/31/2004   $ 33,022.35   $ 31,371.23   $  17,964.00      $ 14,183.08
 9/30/2004   $ 33,861.34   $ 32,168.27   $  18,269.29      $ 14,380.91
10/31/2004   $ 34,543.02   $ 32,815.87   $  18,868.62      $ 14,800.00
11/30/2004   $ 35,775.30   $ 33,986.53   $  19,847.25      $ 15,602.04
12/31/2004   $ 36,245.14   $ 34,432.89   $  19,883.75      $ 15,763.72
 1/31/2005   $ 35,198.06   $ 33,438.16   $  19,056.71      $ 15,033.45
 2/28/2005   $ 34,682.58   $ 32,948.45   $  18,781.01      $ 14,873.70
 3/31/2005   $ 34,134.87   $ 32,428.13   $  18,444.52      $ 14,650.02
 4/30/2005   $ 33,184.44   $ 31,525.22   $  17,868.76      $ 14,241.91
 5/31/2005   $ 33,909.35   $ 32,213.88   $  18,496.67      $ 14,874.87
 6/30/2005   $ 34,875.88   $ 33,132.09   $  19,034.21      $ 15,391.04
 7/31/2005   $ 35,745.77   $ 33,958.48   $  19,951.94      $ 16,065.15
 8/31/2005   $ 35,133.63   $ 33,376.95   $  19,509.16      $ 15,718.84
 9/30/2005   $ 34,489.27   $ 32,764.81   $  19,037.18      $ 15,548.11
10/31/2005   $ 34,714.79   $ 32,979.05   $  19,426.34      $ 15,961.72
11/30/2005   $ 36,035.73   $ 34,233.94   $  19,901.23      $ 16,449.93
12/31/2005   $ 36,380.10   $ 34,561.10   $  19,499.41      $ 16,134.93
 1/31/2006   $ 36,982.14   $ 35,133.03   $  19,940.83      $ 16,747.64
 2/28/2006   $ 36,964.94   $ 35,116.69   $  20,155.99      $ 16,932.77
 3/31/2006   $ 38,014.20   $ 36,113.49   $  20,651.15      $ 17,119.82
 4/30/2006   $ 38,306.61   $ 36,391.28   $  20,748.74      $ 17,302.90
 5/31/2006   $ 38,203.41   $ 36,293.24   $  20,439.81      $ 16,867.11
 6/30/2006   $ 38,547.43   $ 36,620.06   $  20,498.32      $ 16,708.00
 7/31/2006   $ 39,201.07   $ 37,241.01   $  20,770.75      $ 16,920.04
 8/31/2006   $ 39,562.29   $ 37,584.17   $  20,976.17      $ 17,208.88
 9/30/2006   $ 40,370.73   $ 38,352.20   $  21,138.08      $ 17,691.15
10/31/2006   $ 41,196.38   $ 39,136.56   $  21,515.93      $ 17,860.18
11/30/2006   $ 41,867.22   $ 39,773.86   $  21,687.32      $ 18,068.98
12/31/2006   $ 42,571.44   $ 40,442.86   $  22,194.45      $ 18,447.72

                       WITH NO       WITH MAX.
AVERAGE           SALES CHARGE    SALES CHARGE
ANNUAL RETURNS         OR CDSC         OR CDSC
-----------------------------------------------

CLASS A
-----------------------------------------------
 One year               17.02%          11.17%
-----------------------------------------------
 Three years             9.93%           8.07%
-----------------------------------------------
 Five years             17.05%          15.85%
-----------------------------------------------
 Since inception        21.08%          20.26%

CLASS B
-----------------------------------------------
 One year               16.15%          11.15%
-----------------------------------------------
 Three years             9.12%           8.35%
-----------------------------------------------
 Five years             16.16%          15.95%
-----------------------------------------------
 Since inception        20.15%          20.15%

CLASS C
-----------------------------------------------
 One year               16.15%          15.15%
-----------------------------------------------
 Since inception        15.29%          15.29%

                       WITH NO       WITH MAX.
CUMULATIVE        SALES CHARGE    SALES CHARGE
TOTAL RETURNS          OR CDSC         OR CDSC
-----------------------------------------------

CLASS A
-----------------------------------------------
 One year               17.02%          11.17%
-----------------------------------------------
 Three years            32.87%          26.23%
-----------------------------------------------
 Five years            119.70%         108.71%
-----------------------------------------------
 Since inception       325.71%         304.43%

CLASS B
-----------------------------------------------
 One year               16.15%          11.15%
-----------------------------------------------
 Three years            29.96%          27.23%
-----------------------------------------------
 Five years            111.59%         109.59%
-----------------------------------------------
 Since inception        301.57%        301.57%

CLASS C
-----------------------------------------------
 One year               16.15%          15.15%
-----------------------------------------------
 Since inception        26.88%          26.88%

[BEGIN SIDEBAR]

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST YEAR

                               [GRAPHIC OMITTED]
                                  UP ARROW ART

                                    +17.02%
                                 FUND (CLASS A)

                               [GRAPHIC OMITTED]
                                 UP ARROW ART

                                     +14.33%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +16.94%
                                   PEER GROUP

THE FUND outperformed both its sector benchmark and peer group.

THE SECTOR is represented by the NASDAQ Financial 100 Index, an unmanaged index of the 100 largest financial companies traded on the NASDAQ market system and the NASDAQ small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty -Financial investment category.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              Burnham        NASDAQ        NASDAQ         Morningstar
   Time                      Financial    Financial 100     Bank           Specialty
  Period        Date          w/o load       Index          Index           Finance
----------   ------------  ------------  -------------- -------------  --------------------
       1       Jan-06            1.65%        3.80%       2.2638007%      2.6000000%
       2       Feb-06            1.61%        4.94%       3.3672226%      3.9748400%
       3       Mar-06            4.49%        6.10%       5.9065412%      5.4096928%
       4       Apr-06            5.30%        7.24%       6.4070580%      8.5403607%
       5       May-06            5.01%        4.54%       4.8227123%      4.3724108%
       6       Jun-06            5.96%        3.55%       5.1227973%      3.7566136%
       7       Jul-06            7.75%        4.87%       6.5199283%      4.6489205%
       8       Aug-06            8.75%        6.66%       7.5733751%      5.9361022%
       9       Sep-06           10.97%        9.65%       8.4037101%      9.4002127%
      10       Oct-06           13.24%       10.69%      10.3414759%     12.0258178%
      11       Nov-06           15.08%       11.99%      11.2204254%     13.4149380%
      12       Dec-06           17.02%       14.33%      13.8211857%     16.9308011%

MODERN PORTFOLIO THEORY STATISTICS**
THREE-YEAR RANGE
---------------------------------------
 Beta                              0.73
---------------------------------------
 R(2)                                43
---------------------------------------
 Alpha                             1.49
---------------------------------------
 Standard Deviation                7.71
---------------------------------------
 Sharpe Ratio                      0.86
---------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR PRINCIPIA, DECEMBER 2006

[END SIDEBAR]


                                                      FINANCIAL SERVICES FUND  7

BURNHAM

      FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------

[BEGIN SIDEBAR]

INVESTMENT FOCUS

                                 STYLE
----------------------------------------------------
MARKET CAP            VALUE      BLEND      GROWTH
----------------------------------------------------
LARGE                   o
----------------------------------------------------
MEDIUM
----------------------------------------------------
SMALL
----------------------------------------------------

TICKER SYMBOLS
Class A                               BURFX
Class C                               BURCX

---------------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

---------------------------------------------

MINIMUM INVESTMENT
Regular accounts                     $2,500
IRAs                                 $  100

---------------------------------------------

ASSET VALUES
Net assets, in millions              $38.11
Net asset value per share
Class A                              $12.41
Class C                              $12.33

---------------------------------------------

MAXIMUM OFFERING PRICE
Class A                              $13.06

---------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                5.00%
Class C                                1.00%

---------------------------------------------

EXPENSE RATIOS*

                           Class A  Class C
Expenses before
  waiver including
  dividend expense          2.48%    3.18%

Expenses net of
  waiver including
  dividend expense          2.19%    2.89%

* See Note 5 to the Financial Statements.

---------------------------------------------

INCEPTION
Class A and C                April 30, 2004

ALL DATA AS OF DECEMBER 31, 2006. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[END SIDEBAR]

[GRAPHIC OMITTED]
ANTON SCHUTZ

"We remain cautious on credit, but we are becoming more comfortable with the overall condition of many of the prime lenders' portfolios."

                                                                /S/ ANTON SCHUTZ
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager

The Burnham Financial Industries Fund (BURFX) finished 2006 up 16.74% with help from increased M&A activity and strength in the thrift conversion space.

YEAR IN REVIEW

2006 was marked by a relatively healthy economic and banking environment, despite funding challenges coming from rising rates. Economic growth brought steady loan demand, and credit quality at most institutions continued to improve over the first half of the year and remained generally good in the second half. On the liability side, a pause from the Federal Reserve at the August meeting brought hope of some relief for pressured net interest margins. However, competition for low cost deposits continued to challenge many institutions.

Consolidation activity in 2006 was markedly higher than the previous year. The Fund benefited from a more active M&A environment. Several larger scale deals of note include Capital One Financial Corp.'s (COF) acquisition of NorthFork Bancorporation, Inc. (NFB) and JPMorgan Chase & Co.'s acquisition of The Bank of New York Co., Inc.'s (BK) retail franchise. There are still over 10,000 banks and thrifts in the U.S. and hundreds of other institutions in the financial services sector. This industry is heavily fragmented. We expect consolidation to continue all across the market cap spectrum and believe the Fund should benefit from such continued M&A.

The thrift conversion space was very active in 2006. Investors Bancorp, Inc.
(ISBC) and Hudson City Bancorp, Inc. (HCBK), two of the Fund's top positions, advanced throughout the year. People's Bank (PBCT) announced its plans to do a "second step" conversion to a fully public company in September. We expect PBCT, a long time holding of the Fund, will grow in market cap and become a much larger player in the sector over the years to come. For the foreseeable future, we see opportunity for the Fund to capitalize on the thrift conversion cycle.

LOOKING AHEAD

We expect the yield curve to remain flat to inverted for the near-term as the bond market seems convinced of future economic weakness and recent economic indicators show strength, which would give the Fed no real reason to rush into easing mode. We remain cautious on credit, but we are becoming more comfortable with the over-all condition of many of the prime lenders' portfolios and do not expect to see outright disaster in the bank and thrift industry. That said, credit really cannot get much better and we expect credit costs to increase throughout the industry in 2007, and we anticipate more significant issues in the sub-prime space. We are careful to avoid companies we believe may be exposed to non-prime credit tranches and may add a little bit of short exposure to such companies. We believe a more challenging fundamental environment will boost consolidation activity, which should benefit the Fund.

Although we expect possible easing from the Fed later in the year, we believe the economy is generally good and that the high beta piece of the financial services sector may be a bit ahead of itself thanks to early anticipation of Fed cutting. While we are bullish on consolidation, we plan to continue to protect the portfolio through our use of options.


8  FINANCIAL INDUSTRIES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
ASSET ALLOCATION (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
                                   BRACKET ART

The fund seeks capital appreciation.

--------------------------------------------------------
Long positions                                   94.51%
--------------------------------------------------------
Short positions                                 -24.53%
--------------------------------------------------------
Short-Term Investments                            9.17%
--------------------------------------------------------
Other Net Assets, Less Liabilities               20.85%
--------------------------------------------------------
                                                100.00%
                                                =======

TOP 10 INDUSTRIES
(AS A % OF NET ASSETS)                           LONG %    SHORT %     NET %
-----------------------------------------------------------------------------
Thrifts & Mortgage Finance                       35.82%     -3.45%    32.37%
-----------------------------------------------------------------------------
Asset Management & Custody Banks                 15.26%     -4.63%    10.63%
-----------------------------------------------------------------------------
Banks - Regional                                 21.44%    -14.46%     6.98%
-----------------------------------------------------------------------------
Other Diversified Financial Services              7.10%     -0.26%     6.84%
-----------------------------------------------------------------------------
Consumer Finance                                  5.04%     -0.71%     4.33%
-----------------------------------------------------------------------------
Multi-line Insurance                              2.82%     -0.07%     2.75%
-----------------------------------------------------------------------------
Real Estate Investment Trusts                     2.74%      0.00%     2.74%
-----------------------------------------------------------------------------
Diversified Banks                                 2.44%     -0.11%     2.33%
-----------------------------------------------------------------------------
Insurance Broker                                  1.85%     -0.02%     1.83%
-----------------------------------------------------------------------------
Property & Casualty Insurance                     0.00%     -0.82%    -0.82%
                                                 ------    -------    ------
                                                 94.51%    -24.53%    69.98%
                                                 ======    =======    ======

TOP 10 COMMON STOCK HOLDINGS                     % NET
(NET OF PURCHASED AND WRITTEN CALL OPTIONS)     ASSETS
--------------------------------------------------------
Hudson City Bancorp, Inc.                        12.75%
--------------------------------------------------------
The Bank of New York Co., Inc.                    6.52%
--------------------------------------------------------
First Community Bancorp                           5.87%
--------------------------------------------------------
Sovereign Bancorp, Inc.                           5.59%
--------------------------------------------------------
Capital One Financial Corp.                       4.99%
--------------------------------------------------------
People's Bank                                     4.65%
--------------------------------------------------------
The PNC Financial Services Group, Inc.            4.64%
--------------------------------------------------------
Ameriprise Financial, Inc.                        4.16%
--------------------------------------------------------
Webster Financial Corp.                           3.79%
--------------------------------------------------------
Legg Mason, Inc.                                  3.49%
                                                 ------
                                                 56.45%
                                                 ======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

BURNHAM FINANCIAL INDUSTRIES FUND (CLASS A)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    Date      without sales charge   with sales charge   PHLX/KBW Bank Index
 4/30/2004         $10,000.00            $ 9,500.00          $ 10,000.00
 5/31/2004         $10,510.00            $ 9,984.50          $ 10,181.21
 6/30/2004         $10,470.00            $ 9,946.50          $ 10,176.73
 7/31/2004         $10,230.00            $ 9,718.50          $ 10,025.04
 8/31/2004         $10,540.00            $10,013.00          $ 10,496.76
 9/30/2004         $10,690.00            $10,155.50          $ 10,356.08
10/31/2004         $10,920.00            $10,374.00          $ 10,592.06
11/30/2004         $11,270.00            $10,706.50          $ 10,798.70
12/31/2004         $11,387.00            $10,817.65          $ 11,139.67
 1/31/2005         $11,175.94            $10,617.15          $ 10,847.22
 2/28/2005         $11,196.05            $10,636.24          $ 10,710.60
 3/31/2005         $11,256.35            $10,693.53          $ 10,415.48
 4/30/2005         $11,135.74            $10,578.96          $ 10,549.30
 5/31/2005         $11,326.70            $10,760.36          $ 10,689.47
 6/30/2005         $11,718.66            $11,132.73          $ 10,776.53
 7/31/2005         $11,990.02            $11,390.52          $ 10,909.80
 8/31/2005         $12,000.07            $11,400.07          $ 10,757.83
 9/30/2005         $11,809.11            $11,218.66          $ 10,549.15
10/31/2005         $12,090.52            $11,486.00          $ 10,952.15
11/30/2005         $12,311.63            $11,696.05          $ 11,452.49
12/31/2005         $12,340.86            $11,723.82          $ 11,493.67
 1/31/2006         $12,490.83            $11,866.29          $ 11,475.24
 2/28/2006         $12,640.81            $12,008.77          $ 11,835.95
 3/31/2006         $12,940.76            $12,293.72          $ 11,859.57
 4/30/2006         $13,176.44            $12,517.62          $ 12,641.16
 5/31/2006         $13,080.02            $12,426.02          $ 12,210.24
 6/30/2006         $13,047.89            $12,395.49          $ 12,083.54
 7/31/2006         $13,090.74            $12,436.20          $ 12,521.21
 8/31/2006         $13,347.84            $12,680.45          $ 12,497.43
 9/30/2006         $13,669.21            $12,985.75          $ 12,851.86
10/31/2006         $13,862.04            $13,168.94          $ 12,953.12
11/30/2006         $14,215.55            $13,504.78          $ 12,868.51
12/31/2006         $14,406.84            $13,686.50          $ 13,449.45

                           WITH NO           WITH MAX.
AVERAGE               SALES CHARGE        SALES CHARGE
ANNUAL RETURNS             OR CDSC             OR CDSC
------------------------------------------------------
CLASS A
------------------------------------------------------
   One year                 16.74%              10.90%
------------------------------------------------------
   Since inception          14.65%              12.47%

CLASS C
------------------------------------------------------
   One year                 16.14%              15.14%
------------------------------------------------------
   Since inception          13.88%              13.88%

                           WITH NO           WITH MAX.
CUMULATIVE            SALES CHARGE        SALES CHARGE
TOTAL RETURNS              OR CDSC             OR CDSC
------------------------------------------------------
CLASS A
------------------------------------------------------
   One year                 16.74%              10.90%
------------------------------------------------------
   Since inception          44.07%              36.86%

CLASS C
------------------------------------------------------
   One year                 16.14%              15.14%
------------------------------------------------------
   Since inception          41.50%              41.50%

[BEGIN SIDEBAR]

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST YEAR

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +16.74%
                                 FUND (CLASS A)

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +17.02%
                                     SECTOR

                                [GRAPHIC OMITTED]
                                  UP ARROW ART

                                     +16.94%
                                   PEER GROUP

THE FUND slightly underperformed its sector benchmark and peer group.

THE SECTOR is represented by the PHLX/KBW Bank Index, a capitalization-weighted index composed of 24 diverse stocks representing national money center banks and leading regional institutions.

THE PEER GROUP is represented by the funds in the Morningstar Specialty-Financial investment category.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              Burnham        PHX/KBW        Morningstar
    Time                  Financial Inds.      Bank          Specialty
   Period      Date           w/o load        Index           Finance
-----------  ----------  ----------------   -----------   ---------------
        1     Jan-06            1.21%         -0.16%        2.6000000%
        2     Feb-06            2.43%          2.98%        3.9748400%
        3     Mar-06            4.86%          3.18%        5.4096928%
        4     Apr-06            6.77%          9.98%        8.5403607%
        5     May-06            5.99%          6.23%        4.3724108%
        6     Jun-06            5.73%          5.13%        3.7566136%
        7     Jul-06            6.08%          8.94%        4.6489205%
        8     Aug-06            8.16%          8.73%        5.9361022%
        9     Sep-06           10.76%         11.82%        9.4002127%
       10     Oct-06           12.33%         12.70%       12.0258178%
       11     Nov-06           15.19%         11.96%       13.4149380%
       12     Dec-06           16.74%         17.02%       16.9308011%

MODERN PORTFOLIO THEORY STATISTICS**
THREE-YEAR RANGE

--------------------------------------
Beta                              N/A
--------------------------------------
R (2)                             N/A
--------------------------------------
Alpha                             N/A
--------------------------------------
Standard Deviation                N/A
--------------------------------------
Sharpe Ratio                      N/A
--------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

** THE FUND LACKS A THREE YEAR MINIMUM OPERATING HISTORY IN ORDER TO REPORT THIS DATA.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

[END SIDEBAR]


                                                    FINANCIAL INDUSTRIES FUND  9

BURNHAM

      U.S. GOVERNMENT
      MONEY MARKET FUND
--------------------------------------------------------------------------------

[BEGIN SIDEBAR]

BURNHAM U.S. GOVERNMENT
MONEY MARKET FUND

TICKER SYMBOL                             BUTXX

------------------------------------------------

PORTFOLIO MANAGER
Molly Flewharty
Reich & Tang Asset Management L.P.
Since inception

------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                        $ 2,500
IRAs                                    $   100

------------------------------------------------

ASSET VALUES
Net assets, in millions                 $275.50
Net asset value per share               $  1.00

------------------------------------------------

EXPENSE RATIO                              0.76%

------------------------------------------------

INCEPTION                      October 13, 1999

ALL DATA AS OF DECEMBER 31, 2006. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    BURNHAM U.S. GOVERNMENT
                           DATE        MONEY MARKET FUND
                        01/01/06            2.78%
                        01/02/06            2.63%
                        01/03/06            2.54%
                        01/04/06            2.46%
                        01/05/06            2.47%
                        01/06/06            2.62%
                        01/07/06            2.77%
                        01/08/06            2.92%
                        01/09/06            3.07%
                        01/10/06            3.16%
                        01/11/06            3.24%
                        01/12/06            3.24%
                        01/13/06            3.25%
                        01/14/06            3.26%
                        01/15/06            3.27%
                        01/16/06            3.27%
                        01/17/06            3.28%
                        01/18/06            3.28%
                        01/19/06            3.31%
                        01/20/06            3.33%
                        01/21/06            3.35%
                        01/22/06            3.37%
                        01/23/06            3.39%
                        01/24/06            3.42%
                        01/25/06            3.46%
                        01/26/06            3.47%
                        01/27/06            3.50%
                        01/28/06            3.52%
                        01/29/06            3.55%
                        01/30/06            3.58%
                        01/31/06            3.60%
                        02/01/06            3.61%
                        02/02/06            3.63%
                        02/03/06            3.64%
                        02/04/06            3.65%
                        02/05/06            3.67%
                        02/06/06            3.67%
                        02/07/06            3.68%
                        02/08/06            3.70%
                        02/09/06            3.70%
                        02/10/06            3.70%
                        02/11/06            3.70%
                        02/12/06            3.70%
                        02/13/06            3.71%
                        02/14/06            3.71%
                        02/15/06            3.71%
                        02/16/06            3.71%
                        02/17/06            3.70%
                        02/18/06            3.70%
                        02/19/06            3.70%
                        02/20/06            3.69%
                        02/21/06            3.69%
                        02/22/06            3.69%
                        02/23/06            3.69%
                        02/24/06            3.69%
                        02/25/06            3.69%
                        02/26/06            3.69%
                        02/27/06            3.69%
                        02/28/06            3.72%
                        03/01/06            3.73%
                        03/02/06            3.75%
                        03/03/06            3.77%
                        03/04/06            3.78%
                        03/05/06            3.79%
                        03/06/06            3.81%
                        03/07/06            3.81%
                        03/08/06            3.81%
                        03/09/06            3.81%
                        03/10/06            3.81%
                        03/11/06            3.81%
                        03/12/06            3.81%
                        03/13/06            3.81%
                        03/14/06            3.81%
                        03/15/06            3.82%
                        03/16/06            3.81%
                        03/17/06            3.81%
                        03/18/06            3.81%
                        03/19/06            3.81%
                        03/20/06            3.81%
                        03/21/06            3.82%
                        03/22/06            3.82%
                        03/23/06            3.84%
                        03/24/06            3.86%
                        03/25/06            3.88%
                        03/26/06            3.90%
                        03/27/06            3.92%
                        03/28/06            3.94%
                        03/29/06            3.96%
                        03/30/06            3.97%
                        03/31/06            3.96%
                        04/01/06            3.94%
                        04/02/06            3.93%
                        04/03/06            3.91%
                        04/04/06            3.90%
                        04/05/06            3.90%
                        04/06/06            3.91%
                        04/07/06            3.94%
                        04/08/06            3.97%
                        04/09/06            4.00%
                        04/10/06            4.03%
                        04/11/06            4.06%
                        04/12/06            4.08%
                        04/13/06            4.08%
                        04/14/06            4.08%
                        04/15/06            4.09%
                        04/16/06            4.09%
                        04/17/06            4.10%
                        04/18/06            4.09%
                        04/19/06            4.08%
                        04/20/06            4.07%
                        04/21/06            4.05%
                        04/22/06            4.04%
                        04/23/06            4.02%
                        04/24/06            4.01%
                        04/25/06            4.00%
                        04/26/06            4.00%
                        04/27/06            4.01%
                        04/28/06            4.02%
                        04/29/06            4.03%
                        04/30/06            4.04%
                        05/01/06            4.05%
                        05/02/06            4.05%
                        05/03/06            4.06%
                        05/04/06            4.06%
                        05/05/06            4.06%
                        05/06/06            4.06%
                        05/07/06            4.06%
                        05/08/06            4.07%
                        05/09/06            4.08%
                        05/10/06            4.08%
                        05/11/06            4.10%
                        05/12/06            4.13%
                        05/13/06            4.15%
                        05/14/06            4.17%
                        05/15/06            4.21%
                        05/16/06            4.23%
                        05/17/06            4.26%
                        05/18/06            4.27%
                        05/19/06            4.29%
                        05/20/06            4.30%
                        05/21/06            4.31%
                        05/22/06            4.31%
                        05/23/06            4.32%
                        05/24/06            4.32%
                        05/25/06            4.33%
                        05/26/06            4.32%
                        05/27/06            4.32%
                        05/28/06            4.32%
                        05/29/06            4.32%
                        05/30/06            4.32%
                        05/31/06            4.33%
                        06/01/06            4.33%
                        06/02/06            4.34%
                        06/03/06            4.34%
                        06/04/06            4.35%
                        06/05/06            4.35%
                        06/06/06            4.35%
                        06/07/06            4.35%
                        06/08/06            4.35%
                        06/09/06            4.35%
                        06/10/06            4.35%
                        06/11/06            4.35%
                        06/12/06            4.35%
                        06/13/06            4.35%
                        06/14/06            4.35%
                        06/15/06            4.35%
                        06/16/06            4.35%
                        06/17/06            4.34%
                        06/18/06            4.33%
                        06/19/06            4.32%
                        06/20/06            4.31%
                        06/21/06            4.30%
                        06/22/06            4.29%
                        06/23/06            4.29%
                        06/24/06            4.29%
                        06/25/06            4.29%
                        06/26/06            4.29%
                        06/27/06            4.30%
                        06/28/06            4.32%
                        06/29/06            4.33%
                        06/30/06            4.27%
                        07/01/06            4.21%
                        07/02/06            4.16%
                        07/03/06            4.12%
                        07/04/06            4.07%
                        07/05/06            4.05%
                        07/06/06            4.08%
                        07/07/06            4.17%
                        07/08/06            4.25%
                        07/09/06            4.34%
                        07/10/06            4.41%
                        07/11/06            4.48%
                        07/12/06            4.53%
                        07/13/06            4.52%
                        07/14/06            4.47%
                        07/15/06            4.41%
                        07/16/06            4.36%
                        07/17/06            4.39%
                        07/18/06            4.40%
                        07/19/06            4.41%
                        07/20/06            4.42%
                        07/21/06            4.49%
                        07/22/06            4.56%
                        07/23/06            4.63%
                        07/24/06            4.62%
                        07/25/06            4.62%
                        07/26/06            4.63%
                        07/27/06            4.63%
                        07/28/06            4.63%
                        07/29/06            4.63%
                        07/30/06            4.64%
                        07/31/06            4.64%
                        08/01/06            4.65%
                        08/02/06            4.64%
                        08/03/06            4.64%
                        08/04/06            4.64%
                        08/05/06            4.64%
                        08/06/06            4.64%
                        08/07/06            4.63%
                        08/08/06            4.63%
                        08/09/06            4.63%
                        08/10/06            4.64%
                        08/11/06            4.64%
                        08/12/06            4.64%
                        08/13/06            4.64%
                        08/14/06            4.64%
                        08/15/06            4.65%
                        08/16/06            4.65%
                        08/17/06            4.65%
                        08/18/06            4.65%
                        08/19/06            4.65%
                        08/20/06            4.65%
                        08/21/06            4.65%
                        08/22/06            4.64%
                        08/23/06            4.64%
                        08/24/06            4.64%
                        08/25/06            4.64%
                        08/26/06            4.65%
                        08/27/06            4.65%
                        08/28/06            4.66%
                        08/29/06            4.66%
                        08/30/06            4.66%
                        08/31/06            4.66%
                        09/01/06            4.66%
                        09/02/06            4.66%
                        09/03/06            4.66%
                        09/04/06            4.66%
                        09/05/06            4.66%
                        09/06/06            4.66%
                        09/07/06            4.66%
                        09/08/06            4.66%
                        09/09/06            4.66%
                        09/10/06            4.66%
                        09/11/06            4.66%
                        09/12/06            4.65%
                        09/13/06            4.64%
                        09/14/06            4.64%
                        09/15/06            4.63%
                        09/16/06            4.62%
                        09/17/06            4.61%
                        09/18/06            4.60%
                        09/19/06            4.59%
                        09/20/06            4.59%
                        09/21/06            4.58%
                        09/22/06            4.58%
                        09/23/06            4.58%
                        09/24/06            4.58%
                        09/25/06            4.58%
                        09/26/06            4.58%
                        09/27/06            4.59%
                        09/28/06            4.59%
                        09/29/06            4.52%
                        09/30/06            4.45%
                        10/01/06            4.38%
                        10/02/06            4.31%
                        10/03/06            4.25%
                        10/04/06            4.17%
                        10/05/06            4.17%
                        10/06/06            4.24%
                        10/07/06            4.31%
                        10/08/06            4.38%
                        10/09/06            4.44%
                        10/10/06            4.51%
                        10/11/06            4.58%
                        10/12/06            4.57%
                        10/13/06            4.58%
                        10/14/06            4.58%
                        10/15/06            4.58%
                        10/16/06            4.58%
                        10/17/06            4.58%
                        10/18/06            4.58%
                        10/19/06            4.58%
                        10/20/06            4.57%
                        10/21/06            4.57%
                        10/22/06            4.57%
                        10/23/06            4.57%
                        10/24/06            4.57%
                        10/25/06            4.57%
                        10/26/06            4.57%
                        10/27/06            4.57%
                        10/28/06            4.57%
                        10/29/06            4.57%
                        10/30/06            4.57%
                        10/31/06            4.58%
                        11/01/06            4.58%
                        11/02/06            4.59%
                        11/03/06            4.60%
                        11/04/06            4.61%
                        11/05/06            4.61%
                        11/06/06            4.62%
                        11/07/06            4.61%
                        11/08/06            4.61%
                        11/09/06            4.61%
                        11/10/06            4.60%
                        11/11/06            4.59%
                        11/12/06            4.58%
                        11/13/06            4.58%
                        11/14/06            4.58%
                        11/15/06            4.59%
                        11/16/06            4.59%
                        11/17/06            4.59%
                        11/18/06            4.60%
                        11/19/06            4.60%
                        11/20/06            4.60%
                        11/21/06            4.60%
                        11/22/06            4.60%
                        11/23/06            4.60%
                        11/24/06            4.60%
                        11/25/06            4.61%
                        11/26/06            4.61%
                        11/27/06            4.62%
                        11/28/06            4.62%
                        11/29/06            4.62%
                        11/30/06            4.63%
                        12/01/06            4.64%
                        12/02/06            4.64%
                        12/03/06            4.65%
                        12/04/06            4.66%
                        12/05/06            4.68%
                        12/06/06            4.69%
                        12/07/06            4.70%
                        12/08/06            4.71%
                        12/09/06            4.71%
                        12/10/06            4.72%
                        12/11/06            4.72%
                        12/12/06            4.72%
                        12/13/06            4.71%
                        12/14/06            4.71%
                        12/15/06            4.71%
                        12/16/06            4.71%
                        12/17/06            4.71%
                        12/18/06            4.71%
                        12/19/06            4.71%
                        12/20/06            4.70%
                        12/21/06            4.70%
                        12/22/06            4.70%
                        12/23/06            4.69%
                        12/24/06            4.69%
                        12/25/06            4.68%
                        12/26/06            4.69%
                        12/27/06            4.70%
                        12/28/06            4.69%
                        12/29/06            4.60%
                        12/30/06            4.51%
                        12/31/06            4.42%

IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

YIELD AND TOTAL RETURN *
--------------------------------------------------------------------------------

YIELD AND MATURITY -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND

-------------------------------------------------
Daily yield                                3.99%
-------------------------------------------------
7-day effective yield                      4.60%
-------------------------------------------------
30-day effective yield                     4.67%
-------------------------------------------------
Weighted average days to maturity            15

AVERAGE ANNUAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
-------------------------------------------------
One year                                   4.24%
-------------------------------------------------
Three years                                2.40%
-------------------------------------------------
Five years                                 1.72%
-------------------------------------------------
Since inception                            2.54%

CUMULATIVE TOTAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
-------------------------------------------------
One year                                   4.24%
-------------------------------------------------
Three years                                7.39%
-------------------------------------------------
Five years                                 8.89%
-------------------------------------------------
Since inception                           19.88%

* THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[END SIDEBAR]

"We will continue to be cautious with any of our interest rate predictions and the duration of our purchases in order to take advantage of any adjustments in short term interest rates."

                                                             /S/ MOLLY FLEWHARTY
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

The second half of 2006 has more or less resembled a car stuck in neutral. The market is anxiously awaiting sufficient economic results and Federal Open Market Committee (FOMC) decisions/opinions to conclude whether or not our economy will continue to move in a positive direction on its own or if it will need assistance from the FOMC in arriving at its next destination.

Since the June 29th meeting, the FOMC has left the Federal Funds target rate unchanged at 5.25%. They have maintained their belief that the greatest danger to the health of our economy is an increase in inflation and, therefore, a bias remains towards an increase in their target rate. Based upon recent weaker economic data, the current short-term rate market has priced in a belief that the FOMC will eventually communicate an opinion that inflationary pressures have balanced and that there is no need to adjust the Federal Funds target rate in the foreseeable future. In fact, there are some who have begun to argue that the economy is on the brink of a period of downturn that will eventually require the FOMC to reduce its target rate within the next six months to a year.

Ultimately, we believe the FOMC has little or no reason to raise its target rate in the near future. The possibility of the FOMC easing within 2007 does exist, but we do not feel there is enough current data to make such a conclusion. Therefore, we have begun to extend some of our maturities when the value presents itself and we will continue to be cautious with any of our interest rate predictions and the duration of our purchases in order to take advantage of any adjustments in short term interest rates.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
               ASSET ALLOCATION BY MATURITY (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1-5 days .........................   93%
Over 100 days ....................    7%

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
                 ASSET ALLOCATION BY TYPE (AS A % OF NET ASSETS)

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury Note ...............    7%
U.S. Treasury Bills ..............   45%
Repurchase Agreements ............   48%


10  MONEY MARKET FUND

THE FINANCIAL PAGES
-------------------

ABOUT THE INFORMATION IN THIS SECTION
--------------------------------------------------------------------------------

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the reporting period as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements; a reader would not be able to gain an accurate understanding of the financial information without reading the text and notes.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust (the "trust"), a Delaware statutory trust. The trust is registered with the U.S. Securities and Exchange Commission as an open-end investment company, commonly known as a mutual fund. Each fund is a diversified series of the trust, with the exception of Burnham Financial Industries Fund, which is non-diversified.

Burnham Financial Services Fund and Burnham U.S. Government Money Market Fund began operations after the creation of the trust on August 20, 1998. The Burnham Financial Industries Fund commenced operations on April 30, 2004. Burnham Fund commenced operations in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION
The following entities handle the funds' main activities:

      ADVISOR/ADMINISTRATOR
      Burnham Asset Management Corporation
      1325 Avenue of the Americas
      New York, NY 10019

      MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

      DISTRIBUTOR
      Burnham Securities Incorporated
      1325 Avenue of the Americas
      New York, NY 10019

      UNDER THE FUNDS' DISTRIBUTION AGREEMENT (WHICH EXCLUDES THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND), THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

      TRANSFER AGENT
      PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406

      HANDLES SHAREHOLDER TRANSACTIONS IN FUND SHARES.

      CUSTODIAN
      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA 02109

      HOLDS AND SETTLES THE FUNDS' PORTFOLIO SECURITIES.

      LEGAL COUNSEL
      Wilmer Cutler Pickering Hale and Dorr LLP
      60 State Street
      Boston, MA 02109

      OVERSEES LEGAL AFFAIRS FOR THE TRUST.

SHARE CLASSES
The funds offer share classes, as follows:

o     ONE SHARE CLASS, WITHOUT REDEMPTION FEE

      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

o TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00% AND CLASS C HAVING A MAXIMUM BACK END SALES CHARGE OF 1.00%:

      BURNHAM FINANCIAL INDUSTRIES FUND

      BURNHAM FUND*

      BURNHAM FINANCIAL SERVICES FUND*

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

The CDSC on Class C shares declines to zero after the first year and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

* Burnham Fund and Burnham Financial Services Fund formerly offered Class B shares, Class B having a maximum contingent deferred sales charge (CDSC) of 5.00%. Since June 30, 2004, Class B shares are no longer offered to new investors. After 8 years, the existing Class B shares will automatically convert to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham U.S. Government Money Market Fund expects to declare income distributions daily and pay them monthly; Burnham Fund, Burnham Financial Services Fund and Burnham Financial Industries Fund expect to declare and pay income distributions once a year. Except for the Burnham U.S. Government Money Market Fund, which is not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.


                                                             FINANCIAL PAGES  11

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, December 31, 2006). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the difference between the two is the fund's net assets.

STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS
Three major factors determine the size of a mutual fund's assets: the performance of its investments, how much money investors put in or take out, and amounts paid out in dividends. Each fund's Statement of Changes in Net Assets reflects all of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end of the report period.

FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of newer funds). In semi-annual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges.

      RISKS NOT REFLECTED IN BALANCE SHEETS
      --------------------------------------------------------------------------

      EXCEPT FOR THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE WRITTEN OPTIONS, PURCHASED OPTIONS AND SHORT SALES. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

      STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NAS-DAQ Official Closing Price ("NOCP") on the valuation date. Any equities that didn't trade that day are valued at the last available bid price.

      BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities and ratings.

      MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham U.S. Government Money Market Fund values them at amortized cost, which approximates market value, by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

      REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the credit standards approved by the trustees, are recorded at cost, which approximates fair value. Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.


12  FINANCIAL PAGES

OPTIONS may be written or purchased by the non-money market funds to manage exposure to certain changes in markets. All call and put options written by a fund are covered. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments or if there is an illiquid secondary market for the contracts. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counter-party exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

FAIR VALUE PRICING
Each fund (other than the Burnham U.S. Government Money Market Fund) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available or if market quotations may be unreliable, a fund may value its securities by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

SHORT SALES
Short sales may be used by each fund (other than the Burnham U.S. Government Money Market Fund) to manage risk of certain changes in the market. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of the securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the fund's prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected in the Statement of Assets and Liabilities. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the report period, only Burnham Financial Industries Fund engaged in short sales.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS
The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities is calculated using the effective yield method.

DISTRIBUTIONS AND TAXES
The funds record distributions to shareholders on the ex-dividend date. On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications consistent with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust pays trustees fees only to trustees who are not currently affiliated with the trust. None of the trust's officers were paid any compensation by the trust.

EXPENSES
Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

USE OF MANAGEMENT ESTIMATES
Management has had to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a fund's assets, liabilities, income, and other items may ultimately differ from what is shown here.

SECURITIES LENDING
The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.


                                                             FINANCIAL PAGES  13

BURNHAM FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 91.06%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 9.69%
AUTO MANUFACTURERS - FOREIGN 2.00%
   Toyota Motor Corp. - Sponsored ADR               15,000       $    2,014,650
                                                                 ---------------
CASINOS & GAMING 1.59%
   Boyd Gaming Corp.(a)                             15,000              679,650
   International Game Technology                    20,000              924,000
                                                                 ---------------
                                                                      1,603,650
                                                                 ---------------
DEPARTMENT STORES 0.83%
 o Sears Holdings Corp.                              5,000              839,650
                                                                 ---------------
HOTELS, RESORTS & CRUISE LINES 1.79%
   Carnival Corp.                                   20,000              981,000
   Royal Caribbean Cruises Ltd.                     20,000              827,600
                                                                 ---------------
                                                                      1,808,600
                                                                 ---------------
RESTAURANTS 3.48%
 o Chipotle Mexican Grill, Inc. - Class A(a)        15,000              855,000
   McDonald's Corp.                                 60,000            2,659,800
                                                                 ---------------
                                                                      3,514,800
                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY (COST: $7,786,971)                       9,781,350
                                                                 ---------------
CONSUMER STAPLES  8.90%
FOOD RETAIL 1.39%
   Whole Foods Market, Inc.                         30,000            1,407,900
                                                                 ---------------
HOUSEHOLD PRODUCTS 2.24%
   Colgate-Palmolive Co.                            15,000              978,600
   Procter & Gamble Co.                             20,000            1,285,400
                                                                 ---------------
                                                                      2,264,000
                                                                 ---------------
PACKAGED FOOD & MEATS 1.55%
 o The Hain Celestial Group, Inc.                   50,000            1,560,500
                                                                 ---------------
SOFT DRINKS 3.72%
   PepsiCo, Inc.                                    60,000            3,753,000
                                                                 ---------------
TOTAL CONSUMER STAPLES (COST: $7,080,332)                             8,985,400
                                                                 ---------------
ENERGY  24.64%
ENERGY-ALTERNATE SOURCES 1.01%
 o Suntech Power Holdings Co., Ltd.
     - Sponsored ADR                                30,000            1,020,300
                                                                 ---------------
INTEGRATED OIL & GAS 13.98%
   BP p.l.c. - Sponsored ADR                        40,000            2,684,000
   Chevron Corp.                                    20,000            1,470,600
   Exxon Mobil Corp. (7)                           130,000            9,961,900
                                                                 ---------------
                                                                     14,116,500
                                                                 ---------------
OIL & GAS - EXPLORATION & PRODUCTION 5.22%
   Canetic Resources Trust(a)                       30,000              416,700
   Chesapeake Energy Corp.(a)                       60,000            1,743,000
   Devon Energy Corp.                               40,000            2,683,200
   Enerplus Resources Fund                          10,000              436,100
                                                                 ---------------
                                                                      5,279,000
                                                                 ---------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

OIL & GAS - REFINING/MARKETING & TRANSPORTATION 4.43%
 o Kinder Morgan Management LLC                     40,759       $    1,861,889
   The Williams Companies, Inc.                    100,000            2,612,000
                                                                 ---------------
                                                                      4,473,889
                                                                 ---------------
TOTAL ENERGY (COST: $10,734,222)                                     24,889,689
                                                                 ---------------
FINANCIAL SERVICES 21.26%
CONSUMER FINANCE 4.51%
   American Express Co.                             75,000            4,550,250
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE 5.53%
   Charles Schwab Corp.                             60,000            1,160,400
   Merrill Lynch & Co., Inc.                        30,000            2,793,000
   Morgan Stanley                                   20,000            1,628,600
                                                                 ---------------
                                                                      5,582,000
                                                                 ---------------
LIFE & HEALTH INSURANCE 1.17%
   MetLife, Inc.                                    20,000            1,180,200
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 6.73%
   Bank of America Corp.                            30,000            1,601,700
   Citigroup Inc.                                   50,000            2,785,000
   JPMorgan Chase & Co.                             50,000            2,415,000
                                                                 ---------------
                                                                      6,801,700
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE 3.32%
   Hudson City Bancorp, Inc.                       150,000            2,082,000
   Sovereign Bancorp, Inc.(7)                       50,000            1,269,500
                                                                 ---------------
                                                                      3,351,500
                                                                 ---------------
TOTAL FINANCIAL SERVICES (COST: $14,494,380)                         21,465,650
                                                                 ---------------
HEALTHCARE  1.35%
BIOTECHNOLOGY 1.35%
 o Amgen Inc.                                       20,000            1,366,200
                                                                 ---------------
TOTAL HEALTHCARE (COST: $924,600)                                     1,366,200
                                                                 ---------------
INDUSTRIALS 5.21%
AEROSPACE/DEFENSE 3.00%
   The Boeing Co.                                   20,000            1,776,800
   United Technologies Corporation                  20,000            1,250,400
                                                                 ---------------
                                                                      3,027,200
                                                                 ---------------
INDUSTRIAL CONGLOMERATES 2.21%
   General Electric Co.                             60,000            2,232,600
                                                                 ---------------
TOTAL INDUSTRIALS (COST: $4,683,406)                                  5,259,800
                                                                 ---------------
INFORMATION TECHNOLOGY 11.64%
COMMUNICATIONS EQUIPMENT 1.89%
 o Cisco Systems, Inc.                              70,000            1,913,100
                                                                 ---------------
COMPUTER HARDWARE 3.36%
 o Apple, Inc.                                      40,000            3,393,600
                                                                 ---------------
INTERNET SOFTWARE & SERVICES 2.28%
 o Google Inc., Class A                              5,000            2,302,400
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT 1.02%
 o Novellus Systems Inc.                            30,000            1,032,600
                                                                 ---------------


14  BURNHAM FUND                               SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

SYSTEMS SOFTWARE 3.09%
   Microsoft Corp.                                  70,000       $    2,090,200
 o Oracle Corp.                                     60,000            1,028,400
                                                                 ---------------
                                                                      3,118,600
                                                                 ---------------
TOTAL INFORMATION TECHNOLOGY (COST: $9,372,900)                      11,760,300
                                                                 ---------------
MATERIALS 1.56%
FERTILIZERS & AGRICULTURAL CHEMICALS 1.56%
   Monsanto Co.                                     30,000            1,575,900
                                                                 ---------------
TOTAL MATERIALS (COST: $1,281,418)                                    1,575,900
                                                                 ---------------
TELECOMMUNICATIONS SERVICES 2.17%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.17%
   AT&T Inc.(7)                                     30,000            1,072,500
   Verizon Communications Inc.                      30,000            1,117,200
                                                                 ---------------
                                                                      2,189,700
                                                                 ---------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $1,894,790)                  2,189,700
                                                                 ---------------
UTILITIES  4.64%
GAS UTILITIES 1.89%
   Southern Union Co.                               68,250            1,907,588
                                                                 ---------------
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 2.75%
 o AES Corp.                                        50,000            1,102,000
 o NRG Energy, Inc.                                 30,000            1,680,300
                                                                 ---------------
                                                                      2,782,300
                                                                 ---------------
TOTAL UTILITIES (COST: $3,381,849)                                    4,689,888
                                                                 ---------------
TOTAL COMMON STOCKS (COST: $61,634,868)                              91,963,877
                                                                 ---------------

REGISTERED INVESTMENT
  COMPANIES 4.19%

   Blackrock Enhanced Dividend
     Achievers Trust                                75,000            1,146,000
   China Fund, Inc.                                 50,000            1,709,000
   India Fund, Inc.(a)                              30,000            1,377,000
                                                                 ---------------
TOTAL REGISTERED
  INVESTMENT COMPANIES
  (COST: $3,412,858)                                                  4,232,000
                                                                 ---------------

                                                  FACE
                                                 VALUE
                                             -------------

SHORT-TERM INSTRUMENTS(b) 8.14%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.02%
   People's Bank
   5.35%, 7/27/07                            $      25,000               25,000
                                                                 ---------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $25,000)                             25,000
                                                                 ---------------
DISCOUNTED COMMERCIAL PAPER 4.78%
   American Express Credit Corp.
   5.25%, 1/03/07                                4,825,000            4,823,593
                                                                 ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
  (COST: $4,823,593)                                                  4,823,593
                                                                 ---------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

INVESTMENT TRUST 3.29%
   Securities Lending Investment
   Fund, a series of the Brown
   Brothers Investment Trust(c,16)               3,317,750       $    3,317,750
                                                                 ---------------
TOTAL INVESTMENT TRUST (COST: $3,317,750)                             3,317,750
                                                                 ---------------

                                                  FACE
                                                 VALUE
                                             -------------

TIME DEPOSIT 0.05%
   Brown Brothers Harriman & Co.(16)
   4.65%, 1/02/07                            $      54,349               54,349
                                                                 ---------------
TIME DEPOSIT (COST: $54,349)                                             54,349
                                                                 ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $8,220,692)                       8,220,692
                                                                 ---------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.39%                                        $  104,416,569
(COST: $73,268,418)

CALL OPTIONS WRITTEN (0.11)%
(PREMIUMS RECEIVED: $66,648)                                           (117,500)

LIABILITIES, LESS CASH AND OTHER ASSETS (3.28)%                      (3,310,640)
                                                                 ---------------
NET ASSETS 100.00%                                               $  100,988,429
                                                                 ===============

--------------------------------------------------------------------------------

                                               NUMBER OF
                                               CONTRACTS
                                             -------------

CALL OPTIONS WRITTEN (0.11)%
   AT&T Inc. Calls
   @ 32.5 due Apr 07                                   150       $      (58,500)
                                                                 ---------------
   Exxon Mobil Corp. Calls
   @ 75 due Jan 07                                     200              (51,000)
                                                                 ---------------
   Sovereign Bancorp, Inc. Calls
   @ 30 due Jul 07                                     200               (8,000)
                                                                 ---------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED: $66,648)                                   $     (117,500)
                                                                 ===============

   -----------------------------------------------------------------------------
   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT DECEMBER 31, 2006 BASED ON SECURITIES OWNED WAS $73,268,418. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2006 WAS $31,528,588 AND $(380,437), RESPECTIVELY.

   -----------------------------------------------------------------------------

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF THE SECURITY IS OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 4.85%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM THE SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT.


SEE NOTES TO FINANCIAL STATEMENTS                               BURNHAM FUND  15

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 98.28%
(PERCENTAGE OF NET ASSETS)

BANKS 43.55%

BANKS - REGIONAL 43.55%
   Alliance Financial Corp.                        152,000       $    4,842,720
   Bancorp Rhode Island, Inc.                      145,300            6,284,225
 o Bank of Florida Corp.                            89,000            1,822,720
   Benjamin Franklin Bancorp Inc.                   92,300            1,504,490
   Boardwalk Bancorp, Inc.                          41,632              709,825
 o Centennial Bank Holdings, Inc                   673,800            6,374,148
 o Coast Financial Holdings, Inc.                   81,000            1,331,640
 o Connecticut Bank & Trust Co.                    129,700            1,024,630
   Eastern Viginia Bankshares, Inc.                 37,500              846,000
   Federal Trust Corp.                              22,700              229,270
   First Community Bancorp                          35,600            1,860,812
   First Indiana Corp.                               2,100               53,256
   First State Bancorporation                       55,000            1,361,250
 o Great Lakes Bancorp, Inc.                        67,100              942,084
   Millennium Bankshares Corp.                      53,987              503,159
   Placer Sierra Bancshares                         56,500            1,343,005
   Porter Bancorp, Inc.                            132,923            2,949,561
   Provident Bankshares Corp.                       26,338              937,633
   State National Bancshares, Inc.                 135,000            5,196,150
   Sterling Bancorp                                248,450            4,894,465
   Sterling Bancshares, Inc.                       150,000            1,953,000
   Summit Bank Corp.                               100,000            2,429,000
 o Sun American Bancorp                             15,000               78,300
 o Superior Bancorp                                 42,500              481,950
   TD Banknorth Inc.                                40,000            1,291,200
 o Texas Capital Bancshares, Inc.                   48,300              960,204
   Texas United Bancshares, Inc.                    32,000            1,098,880
   U.S.B. Holding Co., Inc.                        150,500            3,627,050
 o ViewPoint Financial Group                       421,535            7,140,803
   Yardville National Bancorp                       87,500            3,300,500
                                                                 ---------------
                                                                     67,371,930
                                                                 ---------------
TOTAL BANKS (COST: $59,767,465)                                      67,371,930
                                                                 ---------------
DIVERSIFIED FINANCIALS  11.42%

ASSET MANAGEMENT & CUSTODY BANKS 1.02%
   The Bank of New York Co., Inc.(7)                40,000            1,574,800
                                                                 ---------------
CONSUMER FINANCE 2.11%
   Capital One Financial Corp.(7)                   42,458            3,261,624
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 0.86%
   Bank of America Corp.(7)                         25,000            1,334,750
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE 5.13%
 o CRM Holdings, Ltd.                              581,834            5,230,688
 o First Mercury Financial Corp.                    50,000            1,176,000
 o FPIC Insurance Group, Inc.                       24,151              941,164
 o Hallmark Financial Services, Inc.                59,634              590,377
                                                                 ---------------
                                                                      7,938,229
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS 2.12%
   Annaly Capital Management, Inc.                 150,000            2,086,500
   Opteum Inc.(a)                                  157,750            1,198,900
                                                                 ---------------
                                                                      3,285,400
                                                                 ---------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

UNREGISTERED INVESTMENT COMPANY 0.18%
   Peregrine Holdings Ltd.(d,12,13)                275,000       $      282,750
                                                                 ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $16,131,938)                     17,677,553
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE  43.31%
THRIFTS & MORTGAGE FINANCE 43.31%
   Astoria Financial Corp.(7)                       55,000            1,658,800
   Bank of Atlanta(d,13)                           228,572            1,600,004
   BankUnited Financial Corp., Class A(7)           40,000            1,118,400
   Berkshire Hills Bancorp, Inc.                    42,750            1,430,415
   Central Bancorp, Inc.(12)                       100,050            3,131,565
   Charter Financial Corp.                          75,000            3,864,000
 o Chicopee Bancorp, Inc.                          200,000            3,130,000
   Citizens South Banking Corp., Inc.              288,422            3,732,181
   Clifton Savings Bancorp, Inc.                    30,000              365,700
   Dime Community Bancshares, Inc.                 200,000            2,802,000
 o FirstFed Financial Corp.(7)                      10,000              669,700
   Hudson City Bancorp, Inc.                       700,000            9,716,000
 o Investors Bancorp, Inc.                         150,000            2,359,500
   Kearny Financial Corp.                           51,095              820,586
   Lake Shore Bancorp, Inc.                         18,143              227,876
   Liberty Bancorp, Inc.                            46,100              492,809
   LSB Corp.                                        36,082              591,745
   New Westfield Financial, Inc.(d)                 62,500              625,000
 o Northeast Community Bancorp, Inc.               200,000            2,458,000
   People's Bank(7)                                160,000            7,139,200
   Pulaski Financial Corp.                          45,650              726,291
   Rome Bancorp, Inc.                               47,812              609,603
   SI Financial Group, Inc.                         19,000              232,940
   Sovereign Bancorp, Inc.(7)                      400,000           10,156,000
   Synergy Financial Group, Inc.                    73,743            1,215,285
 o Wauwatosa Holdings, Inc.                        183,802            3,275,351
   Webster Financial Corp.(7)                       35,000            1,705,200
   Willow Financial Bancorp, Inc.                   76,650            1,143,618
                                                                 ---------------
                                                                     66,997,769
                                                                 ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
  (COST: $53,326,038)                                                66,997,769
                                                                 ---------------
TOTAL COMMON STOCKS (COST: $129,225,441)                            152,047,252
                                                                 ---------------

                                                  FACE
                                                 VALUE
                                             -------------

SHORT-TERM INSTRUMENTS(b) 2.37%
(PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT 0.08%
   Eastern Bank
   5.00%, 11/30/07                           $     100,000              100,000
                                                                 ---------------
   People's Bank
   5.35%, 7/27/07                                   25,000               25,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST: $125,000)                                                      125,000
                                                                 ---------------
DISCOUNTED COMMERCIAL PAPER 1.94%
   American Express Credit Corp.
   5.25%, 1/03/07                                3,000,000            2,999,125
                                                                 ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
  (COST: $2,999,125)                                                  2,999,125
                                                                 ---------------


16  FINANCIAL SERVICES FUND                    SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM FINANCIAL SERVICES FUND CONTINUED
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                                 SHARES               VALUE
--------------------------------------------------------------------------------

INVESTMENT TRUST 0.35%
   Securities Lending Investment Fund,
   a series of the Brown Brothers
   Investment Trust(c,16)                          546,386       $      546,386
                                                                 ---------------
TOTAL INVESTMENT TRUST (COST: $546,386)                                 546,386
                                                                 ---------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $3,670,511)                       3,670,511
                                                                 ---------------

                                               NUMBER OF
                                               CONTRACTS
                                             -------------

CALL OPTION PURCHASED 0.24%

   Sovereign Bancorp, Inc. Calls
   @ 19 due Jan 08 LEAPS*                              500              367,500
                                                                 ---------------
TOTAL CALL OPTION PURCHASED
  (PREMIUMS PAID: $247,190)                                             367,500
                                                                 ---------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.89%
(COST: $133,143,142)                                             $  156,085,263

CALL OPTIONS WRITTEN (0.54)%
(PREMIUMS RECEIVED: $668,885)                                          (831,525)

LIABILITIES, LESS CASH AND OTHER ASSETS (0.35)%                        (552,540)
                                                                 ---------------
NET ASSETS 100.00%                                               $  154,701,198
                                                                 ===============
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN (0.54)%

   Astoria Financial Corp. Calls
   @ 30 due Apr 07                                     100       $      (13,500)
   @ 35 due Jan 07                                     200               (1,000)
                                                                 ---------------
                                                                        (14,500)
                                                                 ---------------
   Bank of America Corp. Calls
   @ 57.5 due May 07                                   250              (14,000)
                                                                 ---------------
   BankUnited Financial Corp. Calls
   @ 25 due Mar 07                                     200              (74,000)
   @ 30 due Mar 07                                     200              (21,000)
                                                                 ---------------
                                                                        (95,000)
                                                                 ---------------
   Capital One Financial Corp. Calls
   @ 80 due Jan 07                                     100               (6,000)
   @ 85 due Mar 07                                     100               (8,500)
   @ 85 due Jun 07                                     100              (24,500)
   @ 90 due Jun 07                                     100              (13,000)
                                                                 ---------------
                                                                        (52,000)
                                                                 ---------------
   FirstFed Financial Corp. Calls
   @ 60 due Jan 07                                     100              (69,000)
                                                                 ---------------
   People's Bank Calls
   @ 50 due May 07                                     200              (13,000)
   @ 50 due Aug 07                                     120              (13,200)
                                                                 ---------------
                                                                        (26,200)
                                                                 ---------------

                                               NUMBER OF
                                               CONTRACTS              VALUE
--------------------------------------------------------------------------------

   Sovereign Bancorp, Inc. Calls
   @ 23.75 due Jan 07                                  500       $      (97,125)
   @ 25 due Jan 07                                   1,500             (120,000)
   @ 25 due Apr 07                                     500              (97,500)
   @ 25 due Jan 08 LEAPS*                              250              (80,000)
   @ 30 due Jul 07                                     705              (28,200)
   @ 30 due Jan 08 LEAPS*                              520              (39,000)
                                                                 ---------------
                                                                       (461,825)
                                                                 ---------------
   The Bank of New York Co., Inc. Calls
   @ 37.5 due Apr 07                                   200              (58,000)
   @ 40 due Jan 07                                     200              (12,000)
                                                                 ---------------
                                                                        (70,000)
                                                                 ---------------
   Webster Financial Corp. Calls
   @ 50 due Jul 07                                     200              (29,000)
                                                                 ---------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED: $668,885)                                  $     (831,525)
                                                                 ===============

   -----------------------------------------------------------------------------
   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT DECEMBER 31, 2006 BASED ON SECURITIES OWNED WAS $134,076,803. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2006 WAS $23,879,709 AND $(1,871,249) RESPECTIVELY.

   -----------------------------------------------------------------------------

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF THE SECURITY IS OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 2.02%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM THE SECURITIES LENDING TRANSACTIONS.

d INDICATES A FAIR VALUED SECURITY. TOTAL VALUE OF ALL FAIR VALUED SECURITIES IS $2,507,754, REPRESENTING 1.62% OF NET ASSETS.

* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.


SEE NOTES TO FINANCIAL STATEMENTS                    FINANCIAL SERVICES FUND  17

BURNHAM FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                                SHARES                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 93.92%
(PERCENTAGE OF NET ASSETS)

BANKS 23.82%

BANKS - REGIONAL 21.38%
   First Community Bancorp +                        42,800       $    2,237,156
   First Republic Bank +                            15,000              586,200
   Provident Bankshares Corp. +                     28,169            1,002,816
 o SVB Financial Group(7)                           10,000              466,200
   TCF Financial Corp.(7)                           25,000              685,500
   TD Banknorth Inc. +                              20,000              645,600
   The Colonial BancGroup, Inc.(7),+                50,000            1,287,000
   Zions Bancorporation(7)                          15,000            1,236,600
                                                                 ---------------
                                                                      8,147,072
                                                                 ---------------
DIVERSIFIED BANKS 2.44%
   U.S. Bancorp(7)                                  10,000              361,900
   Wachovia Corp.(7)                                10,000              569,500
                                                                 ---------------
                                                                        931,400
                                                                 ---------------
TOTAL BANKS (COST: $8,777,328)                                        9,078,472
                                                                 ---------------
DIVERSIFIED FINANCIALS  34.81%

ASSET MANAGEMENT & CUSTODY BANKS 15.26%
   Ameriprise Financial, Inc.(7)                    30,000            1,635,000
   Legg Mason, Inc.(7)                              15,000            1,425,750
   The Bank of New York Co., Inc.(7)                70,000            2,755,900
                                                                 ---------------
                                                                      5,816,650
                                                                 ---------------
CONSUMER FINANCE 5.04%
   Capital One Financial Corp.(7)                   25,000            1,920,500
                                                                 ---------------
INSURANCE BROKER 1.85%
   Aon Corp.(7)                                     20,000              706,800
                                                                 ---------------
MULTI-LINE INSURANCE 2.82%
   American International Group, Inc.(7)            15,000            1,074,900
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 7.10%
   Bank of America Corp.(7)                         16,000              854,240
   The PNC Financial Services
     Group, Inc.(7)                                 25,000            1,851,000
                                                                 ---------------
                                                                      2,705,240
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS 2.74%
   Annaly Capital Management, Inc. +                75,000            1,043,250
                                                                 ---------------
TOTAL DIVERSIFIED FINANCIALS (COST: $11,897,461)                     13,267,340
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE 35.29%

THRIFTS & MORTGAGE FINANCE 35.29%
   Astoria Financial Corp.(7)                       30,500              919,880
   BankUnited Financial Corp., Class A(7)           20,000              559,200
 o FirstFed Financial Corp.(7)                       5,000              334,850
   Hudson City Bancorp, Inc. +                     350,002            4,858,028
 o Investors Bancorp, Inc.                          75,000            1,179,750
   Kearny Financial Corp. +                         16,000              256,960
   People's Bank(7)                                 40,000            1,784,800

                                               NUMBER OF
                                                SHARES                VALUE
--------------------------------------------------------------------------------

Sovereign Bancorp, Inc.(7)                          82,500       $    2,094,675
Webster Financial Corp.(7),+                        30,000            1,461,600
                                                                 ---------------
                                                                     13,449,743
                                                                 ---------------
TOTAL THRIFTS & MORTGAGE FINANCE
  (COST: $10,545,722)                                                13,449,743
                                                                 ---------------
TOTAL COMMON STOCKS (COST: $31,220,511)                              35,795,555
                                                                 ---------------

                                                  FACE
                                                 VALUE
                                             -------------
SHORT-TERM INSTRUMENTS 9.17%
(PERCENTAGE OF NET ASSETS)

CERTIFICATES OF DEPOSIT 0.33%
   Eastern Bank
   5.00%, 11/30/07                           $     100,000              100,000
                                                                 ---------------
   People's Bank
   5.35%, 7/27/07                                   25,000               25,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT (COST: $125,000)                          125,000
                                                                 ---------------
DISCOUNTED COMMERCIAL PAPER 8.70%
   American Express Credit Corp.
   5.25%, 1/03/07                                1,910,000            1,909,443
                                                                 ---------------
   Prudential Funding, LLC
   4.46%, 1/04/07                                1,407,000            1,406,390
                                                                 ---------------
TOTAL DISCOUNTED COMMERCIAL PAPER
  (COST: $3,315,833)                                                  3,315,833
                                                                 ---------------
TIME DEPOSIT 0.14%
   Brown Brothers Harriman & Co.(16)
   4.65%, 1/02/07                                   53,340               53,340
                                                                 ---------------
TOTAL TIME DEPOSIT (COST: $53,340)                                       53,340
                                                                 ---------------
TOTAL SHORT-TERM INSTRUMENTS
  (COST: $3,494,173)                                                  3,494,173
                                                                 ---------------

                                               NUMBER OF
                                               CONTRACTS
                                             -------------
CALL OPTIONS PURCHASED 0.53%

Sovereign Bancorp, Inc. Calls
   @ 19 due Jan 08 LEAPS *                             250              183,750
                                                                 ---------------
   SunTrust Banks, Inc. Calls
   @ 85 due Jan 07                                     100                8,000
   @ 90 due Jan 07                                     200                4,000
   @ 90 due Feb 07                                     200                8,000
                                                                 ---------------
                                                                         20,000
                                                                 ---------------

TOTAL CALL OPTIONS PURCHASED
 (PREMIUMS PAID: $149,601)                                              203,750
                                                                 ---------------


18  FINANCIAL INDUSTRIES FUND                  SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                               CONTRACTS              VALUE
--------------------------------------------------------------------------------

PUT OPTION PURCHASED0.06%

   Corus Bankshares, Inc. Puts
   @ 22.5 due Mar 07                                   200       $       21,000
                                                                 ---------------
TOTAL PUT OPTION PURCHASED
  (PREMIUMS PAID: $26,600)                                               21,000
                                                                 ---------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.68%
(COST: $34,890,885)                                              $   39,514,478

SHORT SALES (21.98)%
(PROCEEDS: $8,178,562)                                               (8,376,335)

CALL OPTIONS WRITTEN (2.55)%
(PREMIUMS RECEIVED: $701,300)                                          (973,905)

CASH AND OTHER ASSETS, LESS LIABILITIES 20.85%                        7,947,665
                                                                 ---------------

NET ASSETS 100.00%                                               $   38,111,903
                                                                 ===============

--------------------------------------------------------------------------------

                                               NUMBER OF
                                                 SHARES
                                             -------------

SHORT SALES (21.98)%

 o AmeriCredit Corp.                                10,000       $     (251,700)
   Commerce Bancshares, Inc.                        10,500             (508,305)
   Fifth Third Bancorp                              20,000             (818,600)
   First Horizon National Corp.                     10,000             (417,800)
   First Niagara Financial Group, Inc.              70,800           (1,052,088)
   M & T Bank Corp.                                  7,500             (916,200)
   Marshall & Ilsley Corp.                          10,000             (481,100)
   National City Corp.                              20,000             (731,200)
   NewAlliance Bancshares, Inc.                     36,700             (601,880)
   Regions Financial Corp.                          15,000             (561,000)
   SAFECO Corp.                                      5,000             (312,750)
   State Street Corp.                               20,000           (1,348,800)
   United Community Banks, Inc.                     11,600             (374,912)
                                                                 ---------------
TOTAL SHORT SALES (PROCEEDS: $8,178,562)                             (8,376,335)
                                                                 ---------------

                                               NUMBER OF
                                               CONTRACTS
                                             -------------

CALL OPTIONS WRITTEN (2.55)%
   American International Group, Inc. Calls
   @ 70 due Feb 07                                     100              (28,000)
   @ 80 due Jan 07                                      50                 (250)
                                                                 ---------------
                                                                        (28,250)
                                                                 ---------------
   Ameriprise Financial, Inc. Calls
   @ 55 due Mar 07                                     150              (28,500)
   @ 60 due Jun 07                                     150              (21,000)
                                                                 ---------------
                                                                        (49,500)
                                                                 ---------------

                                               NUMBER OF
                                               CONTRACTS              VALUE
--------------------------------------------------------------------------------

   Aon Corp. Calls
   @ 37.5 due Feb 07                                   100       $       (1,000)
   @ 37.5 due Apr 07                                   100               (8,000)
                                                                 ---------------
                                                                         (9,000)
                                                                 ---------------
   Astoria Financial Corp. Calls
   @ 30 due Apr 07                                      50               (6,750)
   @ 35 due Jan 07                                     100                 (500)
                                                                 ---------------
                                                                         (7,250)
                                                                 ---------------
   Bank of America Corp. Calls
   @ 55 due May 07                                      80              (11,200)
   @ 57.5 due May 07                                    80               (4,480)
                                                                 ---------------
                                                                        (15,680)
                                                                 ---------------
   BankUnited Financial Corp. Calls
   @ 25 due Mar 07                                     100              (37,000)
   @ 30 due Mar 07                                     100              (10,500)
                                                                 ---------------
                                                                        (47,500)
                                                                 ---------------
   Capital One Financial Corp. Calls
   @ 80 due Jan 07                                      50               (3,000)
   @ 85 due Jan 07                                      50                 (500)
   @ 90 due Jan 07                                      50                 (250)
   @ 95 due Jan 07                                      50                 (250)
   @ 95 due Jan 08 LEAPS*                               50              (14,700)
                                                                 ---------------
                                                                        (18,700)
                                                                 ---------------
   FirstFed Financial Corp. Calls
   @ 60 due Jan 07                                      50              (34,500)
                                                                 ---------------
   Legg Mason, Inc. Calls
   @ 90 due Jan 07                                     100              (58,900)
   @ 95 due May 07                                      50              (35,500)
                                                                 ---------------
                                                                        (94,400)
                                                                 ---------------
   People's Bank Calls
   @ 50 due May 07                                     100               (6,500)
   @ 50 due Aug 07                                      60               (6,600)
                                                                 ---------------
                                                                        (13,100)
                                                                 ---------------
   Sovereign Bancorp, Inc. Calls
   @ 23.75 due Jan 07                                  500              (97,125)
   @ 25 due Jan 08 LEAPS*                              125              (40,000)
   @ 30 due Jan 08 LEAPS*                              125               (9,375)
                                                                 ---------------
                                                                       (146,500)
                                                                 ---------------
   SVB Financial Group Calls
   @ 55 due Jan 07                                     100                 (500)
                                                                 ---------------
   TCF Financial Corp. Calls
   @ 30 due Jul 07                                     250              (12,500)
                                                                 ---------------
   The Bank of New York Co., Inc. Calls
   @ 35 due Jan 07                                     500             (235,000)
   @ 37.5 due Apr 07                                   100              (29,000)
   @ 40 due Jan 07                                     100               (6,000)
                                                                 ---------------
                                                                       (270,000)
                                                                 ---------------
   The Colonial BancGroup, Inc. Calls
   @ 25 due Jun 07                                     250              (40,000)
                                                                 ---------------


SEE NOTES TO FINANCIAL STATEMENTS                  FINANCIAL INDUSTRIES FUND  19

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                               NUMBER OF
                                               CONTRACTS              VALUE
--------------------------------------------------------------------------------

   The PNC Financial Services Group, Inc. Calls
   @ 70 due Jan 07                                      50       $      (20,900)
   @ 72.5 due May 07                                   100              (37,000)
   @ 75 due May 07                                     100              (24,000)
                                                                 ---------------
                                                                        (81,900)
                                                                 ---------------
   U.S. Bancorp Calls
   @ 37.5 due Jan 08 LEAPS*                            100              (16,000)
                                                                 ---------------
   Wachovia Corp. Calls
   @ 55 due Apr 07                                      50              (16,500)
   @ 57.5 due Apr 07                                    50              (10,000)
                                                                 ---------------
                                                                        (26,500)
                                                                 ---------------
   Webster Financial Corp. Calls
   @ 50 due Jan 07                                      75               (1,875)
   @ 50 due Jul 07                                     100              (14,500)
                                                                 ---------------
                                                                        (16,375)
                                                                 ---------------
   Zions Bancorporation Calls
   @ 80 due Apr 07                                      50              (23,500)
   @ 85 due Jul 07                                      50              (15,500)
   @ 90 due Jul 07                                      50               (6,750)
                                                                 ---------------
                                                                        (45,750)
                                                                 ---------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED: $701,300)                                  $     (973,905)
                                                                 ===============

   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -----------------------------------------------------------------------------

   THE TAX COST OF THE FUND AT DECEMBER 31, 2006 BASED ON SECURITIES OWNED WAS $35,175,719. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2006 WAS $4,498,093 AND $(159,334), RESPECTIVELY.

   -----------------------------------------------------------------------------

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.


20  FINANCIAL INDUSTRIES FUND                  SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                 FACE
                                                 VALUE                VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 100.08%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 52.57%
   U.S. Treasury Bills
   2.83%, 1/04/07                            $  25,000,000       $   24,991,146
   3.64%, 1/04/07                              100,000,000           99,964,583
                                                                 ---------------
                                                                    124,955,729
                                                                 ---------------
   U.S. Treasury Note
   3.125%, 5/15/07                              20,000,000           19,864,518
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST: $144,820,247)                                              144,820,247
                                                                 ---------------
REPURCHASE AGREEMENTS 47.51%

   Citigroup Global Markets Inc.,
   5.10% dated 12/29/06, to be
   repurchased at $66,028,050
   on 1/03/07 (collateralized by
   $66,522,319 GNMA, 6.00%
   due 9/15/36, value
   $67,320,001)                                 66,000,000           66,000,000
                                                                 ---------------
   Goldman Sachs & Co.,
   4.70% dated 12/29/06, to be
   repurchased at $64,925,419
   on 1/03/07 (collateralized by
   $64,327,000 U.S. Treasury
   Note, 6.125% due 8/15/07,
   value $66,198,007)                           64,900,000           64,900,000
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
  (COST: $130,900,000)                                              130,900,000
                                                                 ---------------
TIME DEPOSIT 0.02%

   Brown Brothers Harriman & Co. (16)
   4.65%, 1/02/07                                   47,471               47,471
                                                                 ---------------
TOTAL TIME DEPOSIT (COST: $47,471)                                       47,471
                                                                 ---------------
TOTAL SHORT-TERM INSTRUMENTS
  (COST: $275,767,718)                                              275,767,718
                                                                 ---------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.10%

(COST: $275,767,718)*                                            $  275,767,718
                                                                 ---------------
LIABILITIES, LESS CASH AND OTHER ASSETS (0.10)%                        (265,281)
                                                                 ---------------

NET ASSETS 100.00%                                               $  275,502,437
                                                                 ===============

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.


SEE NOTES TO FINANCIAL STATEMENTS          U.S. GOVERNMENT MONEY MARKET FUND  21

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS & LIABILITIES AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                  BURNHAM           BURNHAM            BURNHAM
                                                                BURNHAM          FINANCIAL         FINANCIAL       U.S. GOVERNMENT
                                                                 FUND          SERVICES FUND    INDUSTRIES FUND   MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Investments at cost of unaffiliated
        securities(10,19)                                   $     73,268,418  $    129,555,048  $     34,890,885  $     144,867,718
      Investments at cost of affiliated securities(12,19)                 --         3,588,094                --                 --
      Repurchase agreements                                               --                --                --        130,900,000
      Net unrealized appreciation of investments                  31,148,151        22,942,121         4,623,593                 --
                                                            ------------------------------------------------------------------------
      Total investments at value                                 104,416,569       156,085,263        39,514,478        275,767,718
   Cash in bank                                                           --            51,378                --                 --
   Cash on deposit for securities sold short(17)                          --                --         7,275,667                 --
   Dividends and interest receivable                                 173,632           200,420            33,147            135,781
   Receivable for capital stock sold                                     119         1,285,591            71,290            236,735
   Receivable for investments sold                                        --         1,121,152           815,952                 --
   Receivable from investment advisor(5)                               6,300             5,367            16,357              2,970
   Prepaid expenses                                                   23,702            27,613            11,584             39,245
   Miscellaneous receivable                                               --           156,240                --                 --
                                                            ------------------------------------------------------------------------
   Total assets                                                  104,620,322       158,933,024        47,738,475        276,182,449
                                                            ------------------------------------------------------------------------

LIABILITIES
      Collateral on securities loaned, at value                    3,317,750           546,386                --                 --
      Payable for dividend declared                                       --                --               373            459,746
      Payable for dividends on securities sold short                      --                --            26,600                 --
      Bank overdraft                                                      --                --                --                  8
      Payable for fund shares redeemed                                18,809           614,958            28,938                 --
      Payable for investments purchased                                   --         1,930,565           121,987                 --
      Short sales at value**                                              --                --         8,376,335                 --
      Options written at value*(6)                                   117,500           831,525           973,905                 --
      Payable for auditing and legal fees                             44,716            55,875            33,788             31,371
      Payable for administration fees(1)                              13,020            19,465             4,885             31,359
      Payable for investment advisory fees(2)                         52,080            97,679            29,208             90,037
      Payable for distribution fees and service fees(3)               22,959            50,184            12,897                 --
      Payable for printing fees                                        9,782            36,695             2,565             13,146
      Payable for transfer agent fees                                 15,788            23,082             5,982              8,199
      Accrued expenses and other payables                             19,489            25,412             9,109             46,146
                                                            ------------------------------------------------------------------------
      Total liabilities                                            3,631,893         4,231,826         9,626,572            680,012
                                                            ------------------------------------------------------------------------
NET ASSETS                                                  $    100,988,429  $    154,701,198  $     38,111,903  $     275,502,437
                                                            ========================================================================

ANALYSIS OF NET ASSETS(8,18)

BY SOURCE:
      Par value                                             $        375,464  $        691,074  $        307,344  $      27,550,243
      Capital paid-in                                             69,314,841       130,600,129        33,401,374        247,952,194
      Accumulated undistributed net investment income                146,150            39,118            14,778                 --
      Accumulated net realized gain on investments                    54,675           591,396           235,192                 --
      Net unrealized appreciation/(depreciation) of
        investments, written options and short sales              31,097,299        22,779,481         4,153,215                 --
                                                            ------------------------------------------------------------------------

NET ASSETS                                                  $    100,988,429  $    154,701,198  $     38,111,903  $     275,502,437
                                                            ========================================================================

BY SHARE CLASS:
      NET ASSETS
      ------------------------------------------------------------------------------------------------------------------------------
      Class A:                                              $     99,030,934  $    127,138,746  $     32,822,241  $     275,502,437
      Class B:                                              $      1,951,088  $     26,930,390  $             --  $              --
      Class C:                                              $          6,407  $        632,062  $      5,289,662  $              --
      NAV (PAR VALUE $0.10 PER SHARE)
      ------------------------------------------------------------------------------------------------------------------------------
      Class A:                                              $          26.89  $          22.56  $          12.41  $            1.00
      Class B:                                              $          27.10  $          21.61  $             --  $              --
      Class C:                                              $          26.59  $          22.36  $          12.33  $              --
      CAPITAL SHARES OUTSTANDING(9)
      (UNLIMITED NUMBER OF SHARES HAS BEEN AUTHORIZED)
      ------------------------------------------------------------------------------------------------------------------------------
      Class A:                                                     3,682,420         5,636,500         2,644,333        275,502,437
      Class B:                                                        71,983         1,245,964                --                 --
      Class C:                                                       240.939            28,271           429,108                 --

* THE PAYABLES FOR OPTIONS WRITTEN INCLUDE PREMIUMS RECEIVED FOR THE FOLLOWING AMOUNTS: BURNHAM FUND $66,648, BURNHAM FINANCIAL SERVICES FUND $668,885, AND BURNHAM FINANCIAL INDUSTRIES FUND $701,300.

**    THE PAYABLES FOR SHORT SALES INCLUDE PROCEEDS RECEIVED FOR THE FOLLOWING
      AMOUNTS: BURNHAM FINANCIAL INDUSTRIES FUND $8,178,562.


22  ASSETS & LIABILITIES                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                 BURNHAM          BURNHAM            BURNHAM
                                                               BURNHAM          FINANCIAL        FINANCIAL       U.S. GOVERNMENT
                                                                 FUND         SERVICES FUND   INDUSTRIES FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends*                                               $    1,711,358   $    2,948,710   $       750,985   $              --
   Dividends from affiliated securities(12)                             --           72,342                --                  --
   Interest                                                        343,233          191,715            79,091          11,904,161
   Securities lending (net of fees)(10)                             68,469               --                --                  --
   Income on securities sold short                                      --               --           199,953                  --
   Other income                                                     19,056            8,515               791                  --
                                                            ----------------------------------------------------------------------
   Total income                                                  2,142,116        3,221,282         1,030,820          11,904,161
                                                            ----------------------------------------------------------------------

EXPENSES
   Administration fees(1)                                          157,788          209,297            51,748             339,989
   Investment advisory fees(2)                                     631,187        1,047,126           310,274             967,964
   Performance fees                                                     --               --            22,527                  --
   Dividends on securities sold short(17)                               --               --           129,690                  --
   Service fees (Class B)(3)                                         5,391           67,457                --                  --
   Service fees (Class C)(3)                                            20              914            11,994                  --
   Distribution fees (Class A)(3)                                  257,569          280,671            89,032                  --
   Distribution fees (Class B)(3)                                   16,171          202,371                --                  --
   Distribution fees (Class C)(3)                                       60            2,742            35,982                  --
   Transfer agent fees                                             143,882          198,467            56,597              92,990
   Audit and legal fees                                             70,982           89,708            54,527              89,698
   Reports to shareholders                                          19,254           35,287            12,715              24,316
   Trustees' fees and expenses                                      31,991           40,318            10,162              69,450
   Custodian fees                                                   26,814           33,505            32,612              50,166
   Registration fees and expenses                                   34,112           26,857            28,565              19,369
   Fund accounting expenses                                         34,855           42,320            13,459              52,619
   Miscellaneous expenses                                           71,839          116,014            28,708             124,394
                                                            ----------------------------------------------------------------------
   Total expenses before reimbursement                           1,501,915        2,393,054           888,592           1,830,955
   Plus net voluntary reimbursement by advisor(5)                  (23,479)              --           (99,654)                 --
                                                            ----------------------------------------------------------------------
   Total expenses after reimbursement                            1,478,436        2,393,054           788,938           1,830,955
                                                            ----------------------------------------------------------------------

NET INVESTMENT INCOME                                       $      663,680   $      828,228   $       241,882   $      10,073,206
                                                            ======================================================================

NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, WRITTEN OPTIONS AND
SHORT SALES

REALIZED GAIN/(LOSS) FROM SECURITIES, WRITTEN OPTIONS
AND SHORT SALES TRANSACTIONS:(6)
   Realized gain on securities                                   5,466,837       14,498,816         3,353,393                  --
   Realized loss on affiliated securities                               --          (34,947)               --                  --
   Realized gain/(loss) from written options                        91,169         (610,852)         (178,015)                 --
   Realized loss from short sales                                       --               --          (409,890)                 --
   Realized gain distributions received from investment
      company shares                                               185,600               --                --                  --
                                                            ----------------------------------------------------------------------
   Net realized gain from securities, written options and
      short sales transactions                                   5,743,606       13,853,017         2,765,488                  --
                                                            ----------------------------------------------------------------------
UNREALIZED APPRECIATION/(DEPRECIATION) ON:
   Net unrealized appreciation/(depreciation) of
      investments                                                1,494,145        7,754,660         2,808,922                  --
   Net unrealized appreciation/(depreciation)
      of written options transactions                              (37,401)        (344,206)         (363,835)                 --
   Net unrealized appreciation/(depreciation)
      of short sales transactions                                       --               --           (77,979)                 --
                                                            ----------------------------------------------------------------------
   Net unrealized appreciation/(depreciation) of
      investments, written options and short sales
      transactions                                               1,456,744        7,410,454         2,367,108                  --
                                                            ----------------------------------------------------------------------
   Net realized and unrealized gain/(loss) on
     investments, written options and short sales
     transactions                                                7,200,350       21,263,471         5,132,596                  --
                                                            ----------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    7,864,030   $   22,091,699   $     5,374,478   $      10,073,206
                                                            ======================================================================

*     NET OF FOREIGN TAXES WITHHELD OF $11,955 FOR THE BURNHAM FUND.


SEE NOTES TO FINANCIAL STATEMENTS                                 OPERATIONS  23

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               BURNHAM FUND                    BURNHAM FINANCIAL SERVICES FUND
                                                 ---------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                    DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                        2006                 2005                 2006                 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income                           $      663,680       $      476,709       $      828,228       $    1,865,920
   Net realized gain from transactions                  5,743,606            4,623,736           13,853,017            8,536,412
   Unrealized appreciation/(depreciation)               1,456,744              868,492            7,410,454          (13,377,927)
                                                 ---------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
     resulting from operations                          7,864,030            5,968,937           22,091,699           (2,975,595)
                                                 ---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
   Class A shares                                        (516,733)            (363,393)            (876,831)          (1,221,584)
   Class B shares                                              --                   --                   --              (61,060)
   Class C shares                                              --                   --               (2,200)              (1,727)*
                                                 ---------------------------------------------------------------------------------
      Total distributions from net investment
        income                                           (516,733)            (363,393)            (879,031)          (1,284,371)
                                                 ---------------------------------------------------------------------------------

FROM REALIZED GAINS FROM SECURITIES
   TRANSACTIONS:
   Class A shares                                      (7,366,478)          (4,114,866)         (10,267,363)          (6,675,609)
   Class B shares                                        (142,610)            (100,391)          (2,315,619)          (1,636,454)
   Class C shares                                            (475)                (355)             (51,907)              (9,044)*
                                                 ---------------------------------------------------------------------------------
   Total distributions from realized gains             (7,509,563)          (4,215,612)         (12,634,889)          (8,321,107)
                                                 ---------------------------------------------------------------------------------
   Total distributions to shareholders                 (8,026,296)          (4,579,005)         (13,513,920)          (9,605,478)
                                                 ---------------------------------------------------------------------------------
   Increase/(decrease) in net assets derived
     from capital share transactions                  (12,106,676)         (11,069,038)          (4,497,209)         (64,452,265)
   Redemption fees(15)                                      3,698                  200                4,304                8,995
                                                 ---------------------------------------------------------------------------------
   Increase/(decrease) in net assets for the
     year                                             (12,265,244)          (9,678,906)           4,084,874          (77,024,343)

NET ASSETS
   Beginning of year                                  113,253,673          122,932,579          150,616,324          227,640,667
                                                 ---------------------------------------------------------------------------------
END OF YEAR                                        $  100,988,429       $  113,253,673       $  154,701,198       $  150,616,324
                                                 =================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR                                     $      146,150       $      113,316       $       39,118       $      162,105
                                                 =================================================================================

                                                            BURNHAM FINANCIAL                      BURNHAM U.S. GOVERNMENT
                                                              INDUSTRIES FUND                         MONEY MARKET FUND
                                                 ---------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                    DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                        2006                 2005                 2006                 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
   Net investment income                           $      241,882       $      315,821       $   10,073,206       $    5,230,785
   Net realized gain from transactions                  2,765,488            1,642,629                   --                   --
   Unrealized appreciation/(depreciation)               2,367,108              656,124                   --                   --
                                                 ---------------------------------------------------------------------------------
   Net increase/(decrease) in net assets
     resulting from operations                          5,374,478            2,614,574           10,073,206            5,230,785
                                                 ---------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
   Class A shares                                        (265,535)            (265,948)         (10,073,206)          (5,230,785)
   Class B shares                                              --                   --                   --                   --
   Class C shares                                         (10,371)              (8,871)                  --                   --
                                                 ---------------------------------------------------------------------------------
      Total distributions from net investment
        income                                           (275,906)            (274,819)         (10,073,206)          (5,230,785)
                                                 ---------------------------------------------------------------------------------

FROM REALIZED GAINS FROM SECURITIES
   TRANSACTIONS:
   Class A shares                                      (2,292,360)          (1,734,318)                  --                   --
   Class B shares                                              --                   --                   --                   --
   Class C shares                                        (377,376)            (233,954)                  --                   --
                                                 ---------------------------------------------------------------------------------
   Total distributions from realized gains             (2,669,736)          (1,968,272)                  --                   --
                                                 ---------------------------------------------------------------------------------
   Total distributions to shareholders                 (2,945,642)          (2,243,091)         (10,073,206)          (5,230,785)
                                                 ---------------------------------------------------------------------------------

   Increase/(decrease) in net assets derived
     from capital share transactions                    2,680,748            9,144,246           45,139,945           (4,973,867)
   Redemption fees(15)                                      2,055               10,680                   --                   --
                                                 ---------------------------------------------------------------------------------
   Increase/(decrease) in net assets for the
     year                                               5,111,639            9,526,409           45,139,945           (4,973,867)

NET ASSETS
   Beginning of year                                   33,000,264           23,473,855          230,362,492          235,336,359
                                                 ---------------------------------------------------------------------------------
END OF YEAR                                        $   38,111,903       $   33,000,264       $  275,502,437       $  230,362,492
                                                 =================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR                                     $       14,778       $       41,002       $           --       $           --
                                                 =================================================================================

*     COMMENCED OPERATIONS ON APRIL 29, 2005.


24-25  CHANGES IN NET ASSETS                   SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
--------------------------------------------------------------------------------

                                                             BURNHAM FUND                     BURNHAM FINANCIAL SERVICES FUND
                                                 -------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED  FOR THE YEAR ENDED   FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                                        2006                2005                 2006                2005
--------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A

   Net proceeds from sale of shares              $        804,049      $    1,577,046       $   38,238,493      $   48,214,177
   Net asset value of shares issued to
      shareholders in reinvestment of dividends         7,000,917           4,005,939           10,551,625           7,363,894
Cost of shares redeemed                               (19,190,290)        (15,534,076)         (50,401,079)       (112,113,902)
                                                 -------------------------------------------------------------------------------
NET INCREASE /(DECREASE)                         $    (11,385,324)     $   (9,951,091)      $   (1,610,961)     $  (56,535,831)
                                                 ===============================================================================

CLASS B

   Net proceeds from sale of shares              $             --      $        5,069       $        4,174      $       45,477
   Net asset value of shares issued to
      shareholders in reinvestment of dividends           138,824              94,132            2,151,623           1,600,346
Cost of shares redeemed                                  (857,284)         (1,218,953)          (5,477,046)         (9,759,362)
                                                 -------------------------------------------------------------------------------
NET DECREASE                                     $       (718,460)     $   (1,119,752)      $   (3,321,249)     $   (8,113,539)
                                                 ===============================================================================

CLASS C

   Net proceeds from sale of shares              $            975      $        1,450       $      478,665      $      193,242*
   Net asset value of shares issued to
      shareholders in reinvestment of dividends               475                 355               53,975              10,770*
Cost of shares redeemed                                    (4,342)                 --              (97,639)             (6,907)*
                                                 -------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                          $         (2,892)     $        1,805       $      435,001      $      197,105
                                                 ===============================================================================
NET INCREASE /(DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS       $    (12,106,676)     $  (11,069,038)      $   (4,497,209)     $  (64,452,265)
                                                 ===============================================================================
SHARE TRANSACTIONS

CLASS A

   Shares sold                                             29,961              59,507            1,681,477           2,235,678
   Shares issued for reinvestments                        259,101             146,043              469,800             348,287
   Shares redeemed                                       (706,210)           (584,685)          (2,277,625)         (5,207,490)
                                                 -------------------------------------------------------------------------------
NET INCREASE /(DECREASE)                                 (417,148)           (379,135)            (126,348)         (2,623,525)
                                                 ===============================================================================

CLASS B

   Shares sold                                                 --                 188                   --               2,177
   Shares issued for reinvestments                          5,096               3,397               99,936              78,589
   Shares redeemed                                        (31,591)            (45,789)            (256,200)           (472,740)
                                                 -------------------------------------------------------------------------------
NET DECREASE                                              (26,495)            (42,204)            (156,264)           (391,974)
                                                 ===============================================================================

CLASS C

   Shares sold                                                 36                  55               21,168               8,830*
   Shares issued for reinvestments                             18                  13                2,424                 511*
   Shares redeemed                                           (170)                 --               (4,343)               (319)*
                                                 -------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                      (116)                 68               19,249               9,022
                                                 ===============================================================================

                                                             BURNHAM FINANCIAL                     BURNHAM U.S. GOVERNMENT
                                                              INDUSTRIES FUND                         MONEY MARKET FUND
                                                 -------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED  FOR THE YEAR ENDED   FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                     DECEMBER 31,        DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                         2006               2005                 2006                  2005
--------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A

   Net proceeds from sale of shares              $     11,897,170      $   19,281,677      $   377,584,073       $  260,046,795
   Net asset value of shares issued to
      shareholders in reinvestment of dividends         2,107,927           1,808,621            9,613,835            5,230,698
Cost of shares redeemed                               (12,061,071)        (13,108,857)        (342,057,963)        (270,251,360)
                                                 -------------------------------------------------------------------------------
NET INCREASE /(DECREASE)                         $      1,944,026      $    7,981,441      $    45,139,945       $   (4,973,867)
                                                 ===============================================================================

CLASS B

   Net proceeds from sale of shares              $             --      $           --      $            --       $           --
   Net asset value of shares issued to
      shareholders in reinvestment of dividends                --                  --                   --                   --
Cost of shares redeemed                                        --                  --                   --                   --
                                                 -------------------------------------------------------------------------------
NET DECREASE                                     $             --      $           --      $            --       $           --
                                                 ===============================================================================

CLASS C

   Net proceeds from sale of shares              $      1,047,624      $    1,927,510      $            --       $           --
   Net asset value of shares issued to
      shareholders in reinvestment of dividends           286,394             170,089                   --                   --
Cost of shares redeemed                                  (597,296)           (934,794)                  --                   --
                                                 -------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                          $        736,722      $    1,162,805      $            --       $           --
                                                 ===============================================================================
NET INCREASE /(DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARE TRANSACTIONS               $      2,680,748      $    9,144,246      $    45,139,945       $   (4,973,867)
                                                 ===============================================================================

SHARE TRANSACTIONS

CLASS A

   Shares sold                                            973,510           1,657,490          377,584,073          258,369,525
   Shares issued for reinvestments                        169,727             156,726            9,613,835            5,230,698
   Shares redeemed                                       (997,146)         (1,120,786)        (342,057,963)        (268,574,090)
                                                 -------------------------------------------------------------------------------
NET INCREASE /(DECREASE)                                  146,091             693,430           45,139,945           (4,973,867)
                                                 ===============================================================================

CLASS B

   Shares sold                                                 --                  --                   --                   --
   Shares issued for reinvestments                             --                  --                   --                   --
   Shares redeemed                                             --                  --                   --                   --
                                                 -------------------------------------------------------------------------------
NET DECREASE                                                   --                  --                   --                   --
                                                 ===============================================================================

CLASS C

   Shares sold                                             86,341             167,304                   --                   --
   Shares issued for reinvestments                         23,209              14,816                   --                   --
   Shares redeemed                                        (49,289)            (82,286)                  --                   --
                                                 -------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                    60,261              99,834                   --                   --
                                                 ===============================================================================

*     COMMENCED OPERATIONS ON APRIL 29, 2005.


26-27  CHANGES IN NET ASSETS                   SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                          INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                                      ------------------------------------------ ---------------------------------------------------
                                                     NET GAINS/(LOSS)                               DISTRIBUTIONS FROM
                                                       ON SECURITIES                                  CAPITAL GAINS
                                                       AND OPTIONS    TOTAL FROM     DIVIDENDS      (FROM SECURITIES
                     NET ASSET VALUE  NET INVESTMENT  (BOTH REALIZED  INVESTMENT     (FROM NET         AND OPTIONS         TOTAL
                    BEGINNING OF YEAR  INCOME (LOSS)  AND UNREALIZED) OPERATIONS INVESTMENT INCOME)   TRANSACTIONS)    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
BURNHAM FUND

  CLASS A SHARES
  12/31/06               $ 26.97       $  0.18(b)       $  2.02      $   2.20       $  (0.15)           $ (2.13)        $  (2.28)
  12/31/05                 26.60          0.11(b)          1.38          1.49          (0.09)             (1.03)           (1.12)
  12/31/04                 26.94          0.09(b)          1.80          1.89          (0.20)             (2.03)           (2.23)
  12/31/03                 22.85          0.13             4.77          4.90          (0.05)             (0.76)           (0.81)
  12/31/02                 30.65          0.21            (7.25)        (7.04)         (0.18)             (0.58)           (0.76)

  CLASS B SHARES
  12/31/06               $ 27.23       $ (0.03)(b)      $  2.03      $   2.00       $     --            $ (2.13)        $  (2.13)
  12/31/05                 26.96         (0.05)(b)         1.35          1.30             --              (1.03)           (1.03)
  12/31/04                 27.30         (0.11)(b)         1.80          1.69             --              (2.03)           (2.03)
  12/31/03                 23.27         (0.07)            4.86          4.79             --              (0.76)           (0.76)
  12/31/02                 31.19          0.01            (7.35)        (7.34)            --              (0.58)           (0.58)

  CLASS C SHARES
  12/31/06               $ 26.75       $ (0.05)(b)      $  2.02      $   1.97       $     --            $ (2.13)        $  (2.13)
  12/31/05                 26.50         (0.06)(b)         1.34          1.28             --              (1.03)           (1.03)
  12/31/04(f)              26.68         (0.07)(b)         2.08          2.01          (0.16)             (2.03)           (2.19)

BURNHAM FINANCIAL
SERVICES FUND

  CLASS A SHARES
  12/31/06               $ 21.15       $  0.17(b)       $  3.42      $   3.59       $  (0.17)           $ (2.01)        $  (2.18)
  12/31/05                 22.51          0.25(b)         (0.18)         0.07          (0.22)             (1.21)           (1.43)
  12/31/04                 24.44          0.09(b)          3.11          3.20          (0.11)             (5.02)           (5.13)
  12/31/03                 18.33          0.07(b)          7.36          7.43          (0.03)             (1.29)           (1.32)
  12/31/02                 15.80          0.08(b)          2.69          2.77          (0.05)             (0.19)           (0.24)

  CLASS B SHARES
  12/31/06               $ 20.35       $  0.00(b,c)     $  3.27      $   3.27       $     --            $ (2.01)        $  (2.01)
  12/31/05                 21.68          0.09(b)         (0.16)        (0.07)         (0.05)             (1.21)           (1.26)
  12/31/04                 23.80         (0.09)(b)         2.99          2.90             --              (5.02)           (5.02)
  12/31/03                 17.97         (0.09)(b)         7.21          7.12             --              (1.29)           (1.29)
  12/31/02                 15.59         (0.05)(b)         2.62          2.57             --              (0.19)           (0.19)

  CLASS C SHARES(g)
  12/31/06               $ 21.05       $ (0.02)(b)      $  3.42      $   3.40       $  (0.08)           $ (2.01)        $  (2.09)
  12/31/05                 20.60          0.11(b)          1.78          1.89          (0.23)             (1.21)           (1.44)

BURNHAM FINANCIAL
INDUSTRIES FUND

  CLASS A SHARES
  12/31/06               $ 11.52       $  0.10(b)       $  1.84      $   1.93       $  (0.11)           $ (0.93)        $  (1.04)
  12/31/05                 11.33          0.13(b)          0.82          0.95          (0.10)             (0.66)           (0.76)
  12/31/04                 10.00         (0.00)(b,c)       1.39          1.39             --              (0.06)           (0.06)

  CLASS C SHARES
  12/31/06               $ 11.44       $  0.01(b)       $  1.84      $   1.85       $  (0.03)           $ (0.93)        $  (0.96)
  12/31/05                 11.26          0.05(b)          0.82          0.87          (0.03)             (0.66)           (0.69)
  12/31/04                 10.00         (0.05)(b)         1.37          1.32             --              (0.06)           (0.06)

                                                                                       RATIOS/SUPPLEMENTAL DATA
                                                                -------------------------------------------------------------------
                                                                             RATIO OF TOTAL  RATIO OF TOTAL
                                                                             EXPENSES AFTER EXPENSES BEFORE
                                                                             REIMBURSEMENT/ REIMBURSEMENT/  RATIO OF NET
                                                                NET ASSETS,    RECOVERY        RECOVERY     INCOME/(LOSS) PORTFOLIO
                     REDEMPTION  NET ASSET VALUE                END OF YEAR   TO AVERAGE      TO AVERAGE     TO AVERAGE   TURNOVER
                        FEE        END OF YEAR   TOTAL RETURN % (IN $000'S) NET ASSETS %(5) NET ASSETS %(5) NET ASSETS %   RATE %
-----------------------------------------------------------------------------------------------------------------------------------
BURNHAM FUND

  CLASS(a)SHARES
  12/31/06            $ 0.00(c)     $ 26.89           8.11       $  99,031      1.39            1.41            0.65         79.0
  12/31/05              0.00(c)       26.97           5.55         110,562      1.39            1.39            0.43         76.3
  12/31/04              0.00(c)       26.60           7.01         119,132      1.39            1.39            0.35         59.4
  12/31/03                --          26.94          21.60         126,868      1.39            1.39            0.51         91.3
  12/31/02                --          22.85         (23.14)        114,199      1.39            1.39            0.78         94.1

  CLASS B SHARES
  12/31/06            $ 0.00(c)     $ 27.10           7.34       $   1,951      2.14            2.16           (0.10)        79.0
  12/31/05                --          27.23           4.77           2,682      2.14            2.14           (0.20)        76.3
  12/31/04              0.00(c)       26.96           6.24           3,793      2.14            2.14           (0.40)        59.4
  12/31/03                --          27.30          20.67           4,380      2.14            2.14           (0.24)        91.3
  12/31/02                --          23.27         (23.69)          4,929      2.13            2.13            0.05         94.1

  CLASS C SHARES
  12/31/06            $ 0.00(c)     $ 26.59           7.32       $       6      2.14            2.16           (0.18)        79.0
  12/31/05                --          26.75           4.77              10      2.14            2.14           (0.22)        76.3
  12/31/04(f)           0.00(c)       26.50           7.54(a)            8      2.14(d)         2.15(d)        (0.41)(d)     59.4

BURNHAM FINANCIAL
SERVICES FUND

  CLASS A SHARES
  12/31/06            $ 0.00(c)     $ 22.56          17.02       $ 127,139      1.57            1.57            0.74        125.9
  12/31/05              0.00(c)       21.15           0.37         121,889      1.59            1.59            1.17        129.9
  12/31/04              0.00(c)       22.51          13.13         188,743      1.60            1.60            0.38        125.0
  12/31/03                --          24.44          40.66         289,609      1.60            1.50            0.31        199.9
  12/31/02                --          18.33          17.55          71,903      1.60            1.60            0.47        219.6

  CLASS B SHARES
  12/31/06            $ 0.00(c)     $ 21.61          16.15       $  26,930      2.32            2.32            0.00        125.9
  12/31/05                --          20.35          (0.34)         28,538      2.34            2.34            0.43        129.9
  12/31/04              0.00(c)       21.68          12.26          38,897      2.35            2.35           (0.37)       125.0
  12/31/03                --          23.80          39.75          37,173      2.35            2.24           (0.44)       199.0
  12/31/02                --          17.97          16.50           8,201      2.34            2.34           (0.27)       219.6

  CLASS C SHARES(g)
  12/31/06            $ 0.00(c)     $ 22.36          16.15       $     632      2.32            2.32           (0.11)       125.9
  12/31/05              0.00(c)       21.05           9.19(a)          190      2.34(d)         2.34(d)         0.75(d)     129.9

BURNHAM FINANCIAL
INDUSTRIES FUND

  CLASS A SHARES
  12/31/06            $ 0.00(c)     $ 12.41          16.74       $  32,822      2.19(h)         2.48(h)         0.77(h)     210.9
  12/31/05              0.00(c)       11.52           8.38          28,781      1.79            2.01            1.15        271.1
  12/31/04              0.00(c)       11.33          13.87(a)       20,445      1.75(d)         2.77(d)        (0.03)(d)    108.0

  CLASS C SHARES
  12/31/06            $ 0.00(c)     $ 12.33          16.14       $   5,290      2.89(h)         3.18(h)         0.09(h)     210.9
  12/31/05              0.00(c)       11.44           7.65           4,220      2.49            2.70            0.43        271.1
  12/31/04              0.00(c)       11.26          13.17(a)        3,029      2.45(d)         3.47(d)        (0.67)(d)    108.0


28-29  FINANCIAL HIGHLIGHTS                    SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                        INCOME FROM INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                                  ---------------------------------------------  ---------------------------------------------------
                                                                                                      DISTRIBUTIONS
                                                                                                           FROM
                                                                                                      CAPITAL GAINS
                                                                     TOTAL FROM      DIVIDENDS       (FROM SHORT-TERM
               NET ASSET VALUE    NET INVESTMENT  NET REALIZED GAIN  INVESTMENT      (FROM NET          SECURITIES         TOTAL
             BEGINNING OF PERIOD      INCOME        ON SECURITIES    OPERATIONS  INVESTMENT INCOME)   TRANSACTIONS)    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND(e)
12/31/06           $1.00              $0.042             $--           $0.042         $(0.042)             $--            $(0.042)
12/31/05            1.00               0.023              --            0.023          (0.023)              --             (0.023)
12/31/04            1.00               0.006              --            0.006          (0.006)              --             (0.006)
12/31/03            1.00               0.004              --            0.004          (0.004)              --             (0.004)
12/31/02            1.00               0.010              --            0.010          (0.010)              --             (0.010)

                                                                             RATIOS/SUPPLEMENTAL DATA
                                                                ---------------------------------------------------
                                                                RATIO OF TOTAL     RATIO OF TOTAL
                                                                EXPENSES AFTER     EXPENSES BEFORE
                                                                REIMBURSEMENT/     REIMBURSEMENT/     RATIO OF NET
                                                  NET ASSETS,      RECOVERY           RECOVERY        INCOME/(LOSS)
                NET ASSET VALUE                  END OF PERIOD    TO AVERAGE         TO AVERAGE        TO AVERAGE
                 END OF PERIOD   TOTAL RETURN %   (IN $000'S)   NET ASSETS %(5)    NET ASSETS %(5)     NET ASSETS %
-------------------------------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND(e)
12/31/06              $1.00        4.24              $275,502        $  --               0.76             4.16
12/31/05               1.00        2.41               230,362           --               0.77             2.38
12/31/04               1.00        0.60               235,336           --               0.74             0.62
12/31/03               1.00        0.39               163,811         0.80               0.79             0.39
12/31/02               1.00        1.00               139,465         0.90               0.89             1.00

a TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR, ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENSE OF THE EXPENSE WAIVER.

b     PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

c     LESS THAN $0.01 PER SHARE.

d     ANNUALIZED.

e     FORMERLY THE BURNHAM U.S. TREASURY MONEY MARKET FUND.

f     COMMENCED OPERATIONS ON APRIL 30, 2004.

g     COMMENCED OPERATIONS ON APRIL 29, 2005.

h INCLUDES DIVIDEND EXPENSE ON SECURITIES SOLD SHORT. HAD ONLY OPERATING EXPENSES BEEN INCLUDED, THE RATIOS WOULD HAVE BEEN 1.81%, 2.10%, 1.15% AND 2.51%, 2.80%, 0.47% FOR CLASS A AND C SHARES, RESPECTIVELY.


30-31  FINANCIAL HIGHLIGHTS                    SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

ADMINISTRATIVE FEES

1. BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND, BURNHAM FINANCIAL INDUSTRIES FUND, AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND PAY THE ADMINISTRATOR 0.15% OF AVERAGE DAILY NET ASSETS UP TO $150 MILLION, 0.125% OF AVERAGE DAILY NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF AVERAGE DAILY NET ASSETS ABOVE $300 MILLION.

MANAGEMENT FEES

2. BURNHAM ASSET MANAGEMENT CORP. (THE "ADVISOR") SERVES AS THE ADVISOR TO THE FUNDS. THE ADVISOR IS ENTITLED TO A MONTHLY FEE AT AN ANNUAL RATE BASED UPON A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH FUND AT THE FOLLOWING RATES:

      BURNHAM FUND                                                         0.60%
      BURNHAM FINANCIAL SERVICES FUND                                      0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND                                    0.90%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND                            0.40%

      THE ADVISOR'S BASIC FEE WITH RESPECT TO THE BURNHAM FINANCIAL INDUSTRIES FUND MAY BE ADJUSTED UPWARD OR DOWNWARD (BY UP TO 0.10% OF THE FUND'S AVERAGE DAILY NET ASSETS) DEPENDING ON WHETHER AND TO WHAT EXTENT THE FUND'S PERFORMANCE FOR THE RELEVANT PERFORMANCE PERIOD, WHICH CONSISTS OF THE CURRENT MONTH AND THE PRIOR 35 MONTHS, OR SUCH SHORTER PERIOD SINCE COMMENCEMENT OF THE FUND'S OPERATIONS, EXCEEDS OR IS EXCEEDED BY THE PERFORMANCE OF THE PHLX/KBW BANK INDEX. THIS PERFORMANCE COMPARISON IS MADE AT THE END OF EACH MONTH. FOR THE YEAR ENDED DECEMBER 31, 2006, THE ADVISOR'S FEE FOR THE BURNHAM FINANCIAL INDUSTRIES FUND WAS ADJUSTED UPWARD BY 0.07%.

DISTRIBUTION FEES AND COMMISSIONS

3. BURNHAM SECURITIES INCORPORATED SERVES AS PRINCIPAL DISTRIBUTOR TO THE FUNDS PURSUANT TO A DISTRIBUTION AGREEMENT. THE FUNDS (OTHER THAN BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) HAVE ADOPTED DISTRIBUTION PLANS UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, TO REIMBURSE THE DISTRIBUTOR FOR SERVICES PROVIDED FOR DISTRIBUTING SHARES OF THE FUNDS.

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A DISTRIBUTION FEE OF:

                                                       CLASS A  CLASS B  CLASS C
                                                       -------  -------  -------
      BURNHAM FUND                                      0.25%    0.75%    0.75%
      BURNHAM FINANCIAL SERVICES FUND                   0.25%    0.75%    0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND                 0.30%      --     0.75%

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A SERVICE FEE OF:

                                                       CLASS B  CLASS C
                                                       -------  -------
      BURNHAM FUND                                      0.25%    0.25%
      BURNHAM FINANCIAL SERVICES FUND                   0.25%    0.25%
      BURNHAM FINANCIAL INDUSTRIES FUND                   --     0.25%

THE DISTRIBUTOR ALSO RECEIVED FEES FROM SHAREHOLDER TRANSACTIONS AND PORTFOLIO
TRADES:

                             CLASS A
                              SALES
                           COMMISSION/    CLASS B   CLASS C      BROKER
                              CDSC         CDSC      CDSC     COMMISSIONS
                           -----------   --------   -------   -----------
      BURNHAM FUND         $     2,530   $  6,941   $    --   $   167,350
      BURNHAM FINANCIAL
         SERVICES FUND     $    12,853   $108,780   $     9   $    13,878
      BURNHAM FINANCIAL
         INDUSTRIES FUND   $     3,759   $     --   $ 1,021   $    10,000

4. FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE WAS $28.31, $23.75 AND $13.06 FOR BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND, RESPECTIVELY. THE REDEMPTION PRICE IS NAV. FOR CLASS B AND CLASS C SHARES, THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

EXPENSES

5. THE ADVISOR CURRENTLY LIMITS THE FUNDS' TOTAL EXPENSES TO THE FOLLOWING RATES BASED ON AVERAGE NET ASSETS FOR CLASS A, CLASS B AND CLASS C:

                          CLASS A   CLASS B   CLASS C
                          -------   -------   -------
      BURNHAM FUND         1.39%     2.14%     2.14%
      BURNHAM FINANCIAL
         SERVICES FUND     1.60%     2.35%     2.35%

      THE ADVISOR HAS VOLUNTARILY AGREED TO LIMIT THE BURNHAM FINANCIAL INDUSTRIES FUND, TOTAL ANNUAL OPERATING EXPENSES BY LIMITING "OTHER EXPENSES" TO 0.55%.

      PURSUANT TO A VOLUNTARY EXPENSE AGREEMENT WITH THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUNDS BY THE ADVISOR ARE SUBJECT TO RECOUPMENT BY THE ADVISOR WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUNDS ARE ABLE TO EFFECT SUCH REIMBURSEMENTS AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. EXTRAORDINARY EXPENSES (E.G., PROXY EXPENSE), AND OTHER NON-OPERATING EXPENSES (E.G., DIVIDEND EXPENSE FOR SECURITIES SOLD SHORT), AS DEFINED BY THE FUNDS' EXCESS EXPENSE PLAN, ARE NOT APPLICABLE TO THE FUNDS' EXPENSE CAP. CASH DIVIDENDS DECLARED ON A STOCK IN WHICH THE FUND HAS A SHORT POSITION INCURS AN OBLIGATION TO PAY AN AMOUNT EQUAL TO THAT DIVIDEND TO THE PURCHASER OF THE SHORTED STOCK. SEC REGULATIONS REQUIRE THAT THIS PAYMENT BE DISCLOSED AS AN EXPENSE OF THE FUND. FOR THE YEAR ENDED DECEMBER 31, 2006, THE DIVIDEND EXPENSE WAS $129,690 FOR THE BURNHAM FINANCIAL INDUSTRIES FUND. FOR THE YEAR ENDED DECEMBER 31, 2006, THERE WERE NO EXTRAORDINARY EXPENSES. THE ADVISOR COULD CHANGE OR DISCONTINUE THE VOLUNTARY EXPENSE AGREEMENT AT ANY TIME. FOR THE YEAR ENDED DECEMBER 31, 2006, THE ADVISOR'S NET RECOUPMENT OR NET REIMBURSEMENT IS AS FOLLOWS:

                                     NET           NET         SUBJECT TO
                                 RECOUPMENT   REIMBURSEMENT    RECOUPMENT
                                 ----------   -------------    ----------
      BURNHAM FUND                  $  --        $ 23,479       $ 23,479
      BURNHAM FINANCIAL
         SERVICES FUND              $  --        $     --       $     --
      BURNHAM FINANCIAL
         INDUSTRIES FUND            $  --        $ 99,654       $252,421

SECURITIES AND WRITTEN OPTIONS TRANSACTIONS

6. THE AGGREGATE COST OF PURCHASES AND PROCEEDS FROM SALES OF SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS, FOR THE YEAR ENDED DECEMBER 31, 2006, ARE AS FOLLOWS:

                                           PURCHASES         SALES
                                         -------------   -------------
      BURNHAM FUND                       $  78,126,406   $  96,785,020
      BURNHAM FINANCIAL
         SERVICES FUND                   $ 173,297,001   $ 191,826,385
      BURNHAM FINANCIAL
         INDUSTRIES FUND                 $  71,049,507   $  75,056,169

WRITTEN OPTION ACTIVITY FOR THE FUNDS WAS AS FOLLOWS:

BURNHAM FUND

      WRITTEN OPTIONS                    NUMBER OF CONTRACTS   PREMIUMS
                                         -------------------   ---------
      OUTSTANDING AT DECEMBER 31, 2005           250           $  27,549
      WRITTEN                                  1,950             286,540
      EXPIRED                                   (150)            (22,149)
      CLOSED                                  (1,050)           (156,545)
      EXERCISED                                 (450)            (68,747)
                                              ------           ---------
      OUTSTANDING AT DECEMBER 31, 2006           550           $  66,648
                                              ======           =========


32  NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

BURNHAM FINANCIAL SERVICES FUND

      WRITTEN OPTIONS                    NUMBER OF CONTRACTS    PREMIUMS
                                         -------------------   ----------
      OUTSTANDING AT DECEMBER 31, 2005          4,450          $  479,816
      WRITTEN                                  13,895           1,581,427
      EXPIRED                                  (3,350)           (302,514)
      CLOSED                                   (8,150)           (990,498)
      EXERCISED                                  (500)            (99,346)
                                               ------          ----------
      OUTSTANDING AT DECEMBER 31, 2006          6,345          $  668,885
                                               ======          ==========

BURNHAM FINANCIAL INDUSTRIES FUND

      WRITTEN OPTIONS                    NUMBER OF CONTRACTS    PREMIUMS
                                         -------------------   ----------
      OUTSTANDING AT DECEMBER 31, 2005          3,953          $  450,055
      WRITTEN                                  11,595           1,625,403
      EXPIRED                                  (3,293)           (378,000)
      CLOSED                                   (6,065)           (779,409)
      EXERCISED                                (1,595)           (216,749)
                                               ------          ----------
      OUTSTANDING AT DECEMBER 31, 2006          4,595          $  701,300
                                               ======          ==========

7.    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

DISTRIBUTIONS AND TAXES

8. IT IS EACH FUND'S POLICY TO QUALIFY AS A REGULATED INVESTMENT COMPANY BY COMPLYING WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES AND BY DISTRIBUTING SUBSTANTIALLY ALL OF ITS EARNINGS TO ITS SHAREHOLDERS. THEREFORE, NO FEDERAL INCOME TAX PROVISION IS REQUIRED.

      INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THE CHARACTER OF DISTRIBUTIONS PAID ON A TAX BASIS DURING 2006 AND 2005 IS AS FOLLOWS:

                                                   BURNHAM          BURNHAM
                                                  FINANCIAL        FINANCIAL
2006                             BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME                  $    516,622   $     879,031   $       275,906
SHORT-TERM CAPITAL GAIN             1,224,067       5,198,789         1,752,023
LONG-TERM CAPITAL GAIN              6,285,607       7,436,100           917,713
                                 ------------   -------------   ---------------
                                 $  8,026,296   $  13,513,920   $     2,945,642
                                 ============   =============   ===============

                                                   BURNHAM          BURNHAM
                                                  FINANCIAL        FINANCIAL
2005                             BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME                  $    363,393   $   1,284,371   $       274,819
SHORT-TERM CAPITAL GAIN               200,024       5,927,378         1,956,927
LONG-TERM CAPITAL GAIN              4,015,588       2,393,729            11,345
                                 ------------   -------------   ---------------
                                 $  4,579,005   $   9,605,478   $     2,243,091
                                 ============   =============   ===============

      THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND DID NOT HAVE ANY BOOK/TAX DIFFERENCES FOR DISTRIBUTIONS PAID DURING 2006 AND 2005.

      AS OF DECEMBER 31, 2006, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                                                   BURNHAM          BURNHAM
                                                  FINANCIAL        FINANCIAL
2006                             BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------------
ORDINARY INCOME                  $    146,150   $   1,383,423   $       523,217
ACCUMULATED GAIN                 $    111,734   $     180,752   $        11,587
DEFERRED NET CAPITAL LOSSES
   (POST OCTOBER 2006)           $    (57,062)  $          --   $            --
UNREALIZED APPRECIATION          $ 31,148,151   $  22,008,460   $     4,338,759

      NET INVESTMENT INCOME AND REALIZED GAIN AND LOSS FOR FEDERAL TAX PURPOSES DIFFER FROM THAT REPORTED IN THE FINANCIAL STATEMENTS BECAUSE OF TEMPORARY AND PERMANENT BOOK AND TAX DIFFERENCES. THESE DIFFERENCES ARE PRIMARILY RELATED TO DIFFERING TREATMENT OF WASH SALES AND THE TAX PRACTICE KNOWN AS EQUALIZATION. AS OF DECEMBER 31, 2006, THE PERMANENT BOOK AND TAX BASIS DIFFERENCES WERE AS FOLLOWS:

                                                                    BURNHAM
                                                   BURNHAM         FINANCIAL
                                                  FINANCIAL       INDUSTRIES
2006                             BURNHAM FUND   SERVICES FUND        FUND
----------------------------------------------------------------------------
INCREASE/(DECREASE)
   UNDISTRIBUTED NET
      INVESTMENT
      INCOME/(LOSS)              $   (114,113)   $   (72,184)       $ 7,800
INCREASE/(DECREASE)
   ACCUMULATED NET
      REALIZED
      GAIN/(LOSS)                $   (404,866)   $(1,184,261)       $(7,800)
INCREASE/(DECREASE) TO
   PAID-IN CAPITAL               $    518,979    $ 1,256,445        $    --
INCREASE/(DECREASE)
   NET UNREALIZED
   APPRECIATION/(DEPRECIATION)   $         --    $        --        $    --

      AS OF DECEMBER 31, 2006, THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND DID NOT HAVE ANY PERMANENT BOOK/TAX DIFFERENCES.

OFFICERS AND TRUSTEES INTERESTS

9. OFFICERS AND TRUSTEES OWNED A PORTION OF THE FOLLOWING FUNDS' SHARES OUTSTANDING AS OF DECEMBER 31, 2006:

      BURNHAM FUND                                                        2.47%
      BURNHAM FINANCIAL SERVICES FUND                                     0.61%
      BURNHAM FINANCIAL INDUSTRIES FUND                                   1.83%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND                           0.08%

      SUBSTANTIALLY ALL OF THE ASSETS OF THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND ARE OWNED BY CUSTOMERS OF THE FUND'S DISTRIBUTOR AND AFFILIATES.

SECURITIES LENDING

10. AT DECEMBER 31, 2006, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                          LOANED SECURITIES      % OF          VALUE OF
                            MARKET VALUE      NET ASSETS   CASH COLLATERAL
                          -----------------   ----------   ---------------
      BURNHAM FUND           $ 3,196,584            3.17%    $3,317,750

      BURNHAM FINANCIAL
         SERVICES FUND       $   534,958            0.35%    $  546,386

DISCLOSURE OF CERTAIN COMMITMENTS AND CONTINGENCIES

11. IN THE NORMAL COURSE OF BUSINESS, THE FUNDS MAY ENTER INTO CONTRACTS AND AGREEMENTS THAT CONTAIN A VARIETY OF REPRESENTATIONS AND WARRANTIES, WHICH PROVIDE GENERAL INDEMNIFICATIONS. THE MAXIMUM EXPOSURE TO THE FUNDS UNDER THESE ARRANGEMENTS IS UNKNOWN, AS THIS WOULD INVOLVE FUTURE CLAIMS THAT MAY BE MADE AGAINST THE FUNDS THAT HAVE NOT YET OCCURRED. HOWEVER, BASED ON EXPERIENCE, THE FUNDS EXPECT THE RISK OF LOSS TO BE REMOTE.

TRANSACTIONS WITH AFFILIATED SECURITIES

12. DURING THE YEAR, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

            VALUE AT    COST OF    COST OF   VALUE AT    REALIZED     DIVIDEND
AFFILIATE   12/31/05   PURCHASES    SALES    12/31/06   GAIN/(LOSS)    INCOME
---------  ----------  ---------  --------  ----------  -----------  ----------
CENTRAL
BANCORP,
INC.       $2,967,775  $  47,989  $257,180  $3,131,565  $   (34,947) $   72,342
PEREGRINE
HOLDINGS
LTD.       $  251,475  $  25,000  $     --  $  282,750  $        --  $       --


                                               NOTES TO FINANCIAL STATEMENTS  33

NOTES TO FINANCIAL STATEMENTS

RESTRICTED SECURITIES

13. ALL FUNDS, EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF THEIR NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT DECEMBER 31, 2006, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES, WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE IS DETERMINED, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,     SHARES/
      % OF NET ASSETS     FACE VALUE       COST         VALUE
      -----------------   ----------   -----------   ------------
      BANK OF ATLANTA       228,572    $ 1,600,004   $  1,600,004
      05/08/06
      1.03%
      PEREGRINE
      HOLDINGS LTD.         275,000    $   282,750   $    282,750
      05/31/02
      0.18%
      NEW WESTFIELD
      FINANCIAL, INC.        62,500    $   625,000   $    625,000
      12/29/06
      0.40%

INDUSTRY RISK

14. BURNHAM FUND MAY HOLD A LARGE CONCENTRATION OF INVESTMENTS WITHIN THE ENERGY SECTOR. THE FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS IN THE ENERGY SECTOR. EVENTS AFFECTING THE ENERGY SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN NATIONAL AND INTERNATIONAL ECONOMIC AND POLITICAL
            CONDITIONS

      o     COMPANIES IN THE ENERGY SECTOR MAY FALL OUT OF FAVOR

      o CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE VALUE OF THE FUND'S INVESTMENTS

      BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR. EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN INCOME CONDITIONS AND INTEREST RATES

      o     FINANCIAL COMPANIES MAY FALL OUT OF FAVOR

      o     CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE FUND

SHORT-TERM TRADING (REDEMPTION FEE)

15. SHAREHOLDERS IN THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND ARE SUBJECT TO A REDEMPTION FEE EQUAL TO 2.0% OF THE PROCEEDS FOR THE REDEEMED SHARES WITHIN 30 DAYS OF PURCHASE. ALL REDEMPTION FEES ARE RETAINED BY THE APPLICABLE FUND AND ACCOUNTED FOR AS AN ADDITION TO PAID-IN CAPITAL.

AFFILIATE OF THE CUSTODIAN

16. SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

BROKER MARGIN ACCOUNT

17. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

18. IN JUNE 2006, THE FINANCIAL ACCOUNTING STANDARDS BOARD ISSUED INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES ("FIN 48"). FIN 48 SETS FORTH A RECOGNITION THRESHOLD AND MEASUREMENT METHOD FOR THE FINANCIAL STATEMENT RECOGNITION AND MEASUREMENT OF A TAX POSITION TAKEN OR EXPECTED TO BE TAKEN ON A TAX RETURN. ADOPTION OF FIN 48 IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2006 AND IS TO BE APPLIED TO ALL OPEN TAX YEARS AS OF THE EFFECTIVE DATE. THE SECURITIES AND EXCHANGE COMMISSION STAFF HAS STATED THAT IT WOULD NOT OBJECT IF A FUND DOES NOT IMPLEMENT FIN 48 IN ITS NAV CALCULATION UNTIL THE DATE OF THE FUND'S LAST NAV CALCULATION IN THE FIRST REQUIRED FINANCIAL STATEMENT REPORTING PERIOD FOR ITS FISCAL YEAR BEGINNING AFTER DECEMBER 15, 2006. AT THIS TIME, MANAGEMENT IS EVALUATING THE IMPLICATIONS, IF ANY, OF FIN 48 AND ITS IMPACT ON THE FINANCIAL STATEMENTS HAS NOT YET BEEN DETERMINED.

19. IN SEPTEMBER 2006, STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"), WAS ISSUED AND IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER NOVEMBER 15, 2007. SFAS 157 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. MANAGEMENT IS CURRENTLY EVALUATING THE IMPACT THE ADOPTION OF SFAS 157 WILL HAVE ON THE FUNDS' FINANCIAL STATEMENT DISCLOSURES.


34  NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Burnham Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights, as presented on pages 12 through 34, present fairly, in all material respects, the financial position of Burnham Investors Trust (constituting Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, and Burnham U.S. Government Money Market Fund, hereafter referred to as the "Funds") at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 22, 2007

OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------
UNDERSTANDING YOUR FUND EXPENSES
--------------------------------------------------------------------------------

As a shareholder of the Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, or the Burnham U.S. Government Money Market Fund (the "funds"), you incur two types of costs: (1) transaction costs, including redemption fees and sales charges (loads) on purchases of Class A shares; and
(2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                              HYPOTHETICAL
                                                 ACTUAL EXPENSES                      (5% RETURN BEFORE EXPENSES)
                                      --------------------------------------     -------------------------------------
                                                                 EXPENSES                                  EXPENSES
                                      BEGINNING     ENDING      PAID DURING      BEGINNING     ENDING    PAID DURING
                                       ACCOUNT      ACCOUNT       PERIOD*         ACCOUNT      ACCOUNT      PERIOD*
                                        VALUE         VALUE      7/1/2006-         VALUE       VALUE       7/1/2006-     EXPENSE
                                      7/1/2006    12/31/2006    12/31/2006       7/1/2006    12/31/2006   12/31/2006      RATIO
                                     ----------   ----------   ------------     ----------   ----------  ------------    --------
BURNHAM FUND
Class A. .........................    $ 1,000      $ 1,047       $  7.17         $  1,000      $ 1,018      $  7.07         1.39%
Class B ..........................      1,000        1,041         11.02            1,000        1,014        10.87         2.14%
Class C. .........................      1,000        1,041         10.99            1,000        1,014        10.85         2.14%
BURNHAM FINANCIAL SERVICES FUND
Class A. .........................    $ 1,000      $ 1,045       $  7.92         $  1,000      $ 1,017      $  7.81         1.54%
Class B ..........................      1,000        1,039         11.77            1,000        1,014        11.62         2.29%
Class C. .........................      1,000        1,039         11.80            1,000        1,013        11.65         2.30%
BURNHAM FINANCIAL INDUSTRIES FUND
Class A. .........................    $ 1,000      $ 1,041       $ 11.75         $  1,000      $ 1,014      $ 11.59         2.28%
Class C. .........................      1,000        1,036         15.29            1,000        1,010        15.10         2.98%
BURNHAM U.S. GOVERNMENT MONEY
MARKET FUND ......................    $ 1,000      $ 1,008       $  3.78         $  1,000      $ 1,021      $  3.80         0.75%

* Expenses are equal to each Fund's net annual expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period). The performance would be lower if calculated using the funds' gross expense ratios.

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the funds use to determine how to vote proxies and information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 874-3863; (2) on the funds' website located at http://www.burnhamfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

PORTFOLIO HOLDINGS
The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available (1) by calling (800) 874-3863; (2) on the funds' website located at http://www.burnhamfunds.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION
Of the distributions made by the following funds, the corresponding percentages represent the amount of each distribution, which will qualify for the 15% dividend income tax rate available as of December 31, 2006.

Burnham Fund                                          72.51%
Burnham Financial Services Fund                       46.11%
Burnham Financial Industries Fund                     24.03%

Of the distributions made by the following funds, the corresponding percentages represent the amount of each distribution, which may qualify for the dividends received deduction available to corporate shareholders.

Burnham Fund                                          69.45%
Burnham Financial Services Fund                       46.11%
Burnham Financial Industries Fund                     33.80%

For the fiscal year ended December 31, 2006, the amount of long-term capital gain designated by the funds is as follows:

Burnham Fund                                      $6,799,065
Burnham Financial Services Fund                   $8,042,122
Burnham Financial Industries Fund                 $  929,187


36  OTHER INFORMATION

THE FUNDS'
    BOARD OF TRUSTEES
---------------------

The tables below provide information on the individuals who serve as trustees and officers of Burnham Investors Trust (to which all funds in this report belong). The Board of Trustees oversees the funds' business and investment activities and is responsible for protecting the interests of fund shareholders.

Two of the trustees are considered affiliated or "interested" persons under the Investment Company Act of 1940, as amended. This category is defined as including any person who is an officer, director, or employee of Burnham Asset Management Corp., the funds' investment advisor, or Burnham Securities Inc., the funds' distributor, as well as anyone who -- individually or otherwise -- owns, controls, or has voting power over 5% or more of the securities of the Burnham companies mentioned above or of any of the funds.

Although Burnham Investors Trust was formed in 1999, the dates of service shown below include any time spent as trustee of the trust's predecessor organization, Burnham Fund, which was formed in June 1975. All trustees oversee four active portfolios, as disclosed in this report. Each trustee serves until his or her resignation, retirement or termination. Each officer serves at the pleasure of the Board of Trustees or until a successor is elected. During the year covered by this report, the Board of Trustees met four times. For purposes of trust business, the address for all trustees is c/o Burnham Investors Trust, 1325 Avenue of the Americas, 26th Floor, New York, NY 10019.

Jon M. Burnham and Debra B. Hyman are father and daughter, respectively.

You can find more information about the trustees in the Statement of Additional Information for the funds, which is available for free by calling 1-800-874-FUND
(3863).

AFFILIATED TRUSTEES
--------------------------------------------------------------------------------

                           TRUST POSITION(S);               PRINCIPAL OCCUPATION(S) AND ALL DIRECTORSHIPS DURING THE LAST FIVE
NAME, YEAR BORN            YEAR ELECTED TRUSTEE             YEARS
JON M. BURNHAM             Chairman, President,             Chairman, CEO, Director, Burnham Asset Management Corp.,
1936                       CEO; 1986                        Burnham Securities Inc.

GEORGE STARK               Trustee; 2002                    Senior Managing Director, Burnham Securities Inc.; President,
1944                                                        CEO of Stark Capital Management

PRINCIPAL OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------

NAME, YEAR BORN            OFFICE(S) HELD; YEAR APPOINTED   PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
MICHAEL E. BARNA           Executive Vice                   EVP, Assistant Secretary, Burnham Asset Management Corp.
1961                       President, Chief
                           Financial Officer,
                           Secretary; 1989

DEBRA B. HYMAN             Executive Vice                   Director, VP, Burnham Asset Management Corp.,
1961                       President; 1989                  Burnham Securities Inc.

PAT A. COLLETTI            First Vice President,            First VP, Burnham Asset Management Corp.,
1958                       Treasurer; 2004                  since 2004; 1999 to 2004, VP and Director of Fund
                                                            Accounting and Administration, PFPC, Inc.

FRANK A. PASSANTINO        First Vice President,            First VP, Burnham Asset Management Corp.,
1964                       Assistant Secretary              Burnham Securities Inc.
                           and Anti-Money
                           Laundering Officer;
                           1990


                                                           BOARD OF TRUSTEES  37

PRINCIPAL OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES CONTINUED
--------------------------------------------------------------------------------

NAME, YEAR BORN           OFFICE(S) HELD; YEAR APPOINTED    PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE YEARS
RONALD M. GEFFEN          Vice President; 1990              Managing Director, Burnham Asset Managment Corp.,
1952                                                        Burnham Securities Inc.

THOMAS N. CALABRIA        Chief Compliance                  VP Burnham Asset Management Corp.
1968                      Officer; 2006                     and Burnham Securities Inc. since 2005; 1998 to
                                                            2005, AVP and Regulatory Administrator, PFPC, Inc.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, YEAR BORN           YEAR ELECTED TRUSTEE              PRINCIPAL OCCUPATION(S) AND ALL DIRECTORSHIPS DURING THE LAST FIVE YEARS
JOYCE E. HEINZERLING      2004                              General Counsel, Archery Capital LLC (private investment fund)
1956

SUZANNE D. JAFFE          2006                              Consultant SDJ Associates (financial services);
1943                                                        Director, Axel Johnson Inc. (industrial);
                                                            Research Corp. (science grants)

DAVID L. LANDSITTEL       2004                              Certified Public Accountant; Independent Consultant on auditing
1940                                                        matters; Director, American Express Bank Ltd. (banking), Molex,
                                                            Incorporated (manufacturing); CPA Endowment Fund of Illinois
                                                            (non-profit); Hydrangea, Ltd. (retail)

JOHN C. MCDONALD          1989                              President, MBX Inc. (telecommunications); Director, Axel Johnson,
1936                                                        Inc. (industrial)

DONALD B. ROMANS          1975                              President, Romans and Co. (private investment, financial consulting)
1931

ROBERT F. SHAPIRO         1989                              Vice Chairman, Partner, Klingenstein, Fields & Co., LLC
1934                                                        (investment management); Director, TJX Companies (retail);
                                                            Genaeva (research)


38  BOARD OF TRUSTEES

MODERN PORTFOLIO THEORY STATISTICS TERMS
-----------------------------------------

BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R(2)
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R(2) of 100 means that all movements are explained by the benchmark.

ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

MORNINGSTAR STYLE BOX
The Morningstar Style Box (the "Style Box") is a nine-square grid that provides a graphical representation of the "investment style" of stocks and mutual funds. For stocks and stock funds, it classifies securities according to market capitalization (the vertical axis) and growth and value factors (the horizontal axis). Fixed income funds are classified according to credit quality (the vertical axis) and sensitivity to changes in interest rates (the horizontal axis).

By providing an easy-to-understand visual representation of stock and fund characteristics, the Style Box allows for informed comparisons and portfolio construction based on actual holdings, as opposed to assumptions based on a fund's name or how it is marketed. The Style Box also forms the basis for Morningstar's style-based fund categories and market indexes.

How It Works - Domestic Stocks and Stock Funds
The vertical axis of the Style Box defines three size categories, or capitalization bands - small, mid and large. The horizontal axis defines three style categories. Two of these categories, "value" and "growth," are common to both stocks and funds. However, for stocks, the central column of the Style Box represents the core style (those stocks for which neither value or growth characteristics dominate); for funds, it represents the blend style (a mixture of growth and value stocks or mostly core stocks).

Style Box assignments begin at the individual stock level. Morningstar determines the investment style of each individual stock in its database. The style attributes of individual stocks are then used to determine the style classification of stock mutual funds.

[GRAPHIC OMITTED]
BURNHAM INVESTORS TRUST LOGO

DISTRIBUTOR:
BURNHAM SECURITIES INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND
SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

PAT A. COLLETTI
FIRST VICE PRESIDENT AND TREASURER

FRANK A. PASSANTINO
FIRST VICE PRESIDENT, ASSISTANT SECRETARY AND ANTI-MONEYS
LAUNDERING OFFICER

RONALD M. GEFFEN
VICE PRESIDENT

THOMAS N. CALABRIA
CHIEF COMPLIANCE OFFICER

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

CHAIRMAN
Jon M. Burnham

TRUSTEES
Joyce E. Heinzerling

Suzanne D. Jaffe

David L. Landsittel

John C. McDonald

Donald B. Romans

Robert F. Shapiro

George Stark

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) N/A

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) N/A

(f) The registrant has included a copy of its code of ethics as an exhibit to this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees has determined that David L. Landsittel and Donald B. Romans are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $142,380 for 2006 and $127,874 for 2005.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $28,120 for 2006 and $12,000 for 2005.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

(e)(1)


                             BURNHAM INVESTORS TRUST

            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

A.

Burnham Investors Trust (the "Trust") recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving the Trust's management, its audit committee and its independent auditors.

The Trust, on behalf of its series (the "Funds"), recognize that a Fund's independent auditors: 1) possess knowledge of the operations of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use a Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Regulation S-X Rule 2-01(c)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the Trust's independent audit firm to perform audit, audit-related, tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a particular Fund shall also constitute approval, subject to the same terms and conditions, for any other Fund whose pre-approval is required pursuant to Regulation S-X Rule 2-01(c)(7)(ii). This policy shall apply both to Funds existing on the date of its adoption and to Funds created thereafter.

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Regulation S-X Rule 2-01 may be approved by the Audit Committee itself (or such member or members of the Audit Committee as the Audit Committee may authorize to grant such approval) and any pre-approval that may be waived in accordance with Regulation S-X Rule 2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation for purposes of the annual audit shall be determined by the Audit Committee and shall not be subject to this policy.

Approved:  November 2003

(1) Section II - Policy Detail

---------------------------------------------------------------------------------------------------------------------------------
II.
SERVICE            SERVICE CATEGORY     A.     SPECIFIC PRE-APPROVED SERVICE     AUDIT COMMITTEE APPROVAL       AUDIT COMMITTEE
CATEGORY             DESCRIPTION                  SUBCATEGORIES                           POLICY                REPORTING POLICY
---------------------------------------------------------------------------------------------------------------------------------
1.AUDIT         Services    that   are  o  Accounting research assistance     o   "One-time"               o  A summary
SERVICES        directly   related  to  o  SEC consultation, registration          pre-approval for the       of all such
                performing         the     statements, and reporting               audit period for all       services and
                independent  audit  of  o  Tax accrual related matters             pre-approved specific      related fees
                the Funds               o  Implementation of new                   service subcategories.     reported at each
                                           accounting standards                    Approval of the            regularly
                                        o  Compliance letters (e.g.,               independent auditors as    scheduled Audit
                                           rating agency letters)                  auditors for a Fund        Committee meeting.
                                        o  Regulatory reviews and                  shall constitute
                                           interpretive assistance regarding       pre-approval for these
                                           financial matters                       services.
                                        o  Semi-annual report reviews (if
                                           requested)
                                        o  Attest and agreed upon
                                           procedures required by statute
---------------------------------------------------------------------------------------------------------------------------------
2.AUDIT-RELATED Services which are      o  AICPA attest and agreed-upon        o  "One-time"                o   A summary
SERVICES        not prohibited under       procedures                             pre-approval for the Fund     of all such
                Rule 2-01(C)(4) (the    o  Attest or agreed-upon                  fiscal year within a          services and
                "Rule") and are            procedures not required by             specified dollar limit        related fees
                related extensions of      statute or SEC or accounting           ($25,000 in the aggregate     (including
                the audit services,        regulations                            for all pre-approved          comparison to
                support the audit, or   o  Technology control assessments         specific service              specified dollar
                use the                 o  Financial reporting control            subcategories).               limits) reported
                knowledge/expertise        assessments                                                          quarterly.
                gained from the audit   o  Enterprise security                 o  Specific approval
                procedures as a            architecture assessment                is needed to exceed the
                foundation to           o  [Advice to Fund management as          pre-approved dollar limit
                complete the               to accounting or disclosure            for these services (see
                project.  In most          treatment of transactions or           general Audit Committee
                cases, if the              events]                                approval policy below for
                Audit-Related           o  [Advice to management as to            details on obtaining
                Services are not           accounting or disclosure               specific approvals).
                performed by the           treatment, or actual or potential
                Audit firm, the scope      impact of final or proposed         o  Specific approval
                of the Audit Services      rules, standards or                    is needed to use the
                would likely               interpretations of the SEC, FASB       Fund's auditors for
                increase.  The             or other regulatory or standard        Audit-Related Services
                Services are               setting bodies]                        not denoted as
                typically                                                         "pre-approved" to the
                well-defined and                                                  left, or to add a
                governed by                                                       specific service
                accounting                                                        subcategory as
                professional                                                      "pre-approved."
                standards (AICPA,
                SEC, etc.)
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
III.
SERVICE CATEGORY       SERVICE CATEGORY      A. SPECIFIC PRE-APPROVED SERVICE      AUDIT COMMITTEE APPROVAL       AUDIT COMMITTEE
                          DESCRIPTION                  SUBCATEGORIES                        POLICY                REPORTING POLICY

----------------------------------------------------------------------------------------------------------------------------------
3.TAX SERVICES     Tax services which are   o   Tax planning and support         o   "One-time"               o  A summary of
                   not prohibited by the    o   Tax controversy assistance           pre-approval for the        all such services
                   Rule, if an officer of   o   Tax compliance, tax                  Fund fiscal year within     and related fees
                   the Fund determines that     returns, excise tax returns          a specified dollar limit    (including
                   using the Fund's auditor     and support                          ($25,000 in the             comparison to
                   to provide these         o   Tax opinions                         aggregate for all           specified dollar
                   services creates         o   Tax analysis regarding               pre-approved specific       limits) reported
                   significant synergy in       possible proposals for fund          service subcategories).     quarterly.
                   the form of efficiency,      liquidations or reorganizations
                   minimized disruption, or o   Tax analysis relating to         o   Specific approval is
                   the ability to maintain      particular types of securities       needed to exceed the
                   a desired level of           or corporate action events           pre-approved  dollar
                   confidentiality.         o   Tax services relating to             limits   for   these
                                                RIC qualification, shareholder       services (see general
                                                services      (see     general       Audit Committee
                                                reporting,  information  Audit       approval policy below
                                                Committee approval  reporting,       for details on
                                                determining  policy  below for       obtaining specific
                                                details  distributable  income       approvals).
                                                and   gain,    on    obtaining
                                                specific     tax     elections
                                                approvals).

                                            o   Tax services related to
                                                addition of new funds (i.e.,     o   Specific approval
                                                start up issues, initial             is needed to use the
                                                diversification and related          Fund's auditors for tax
                                                matters)                             services not denoted as
                                                                                     pre-approved to the
                                                                                     left, or to add a
                                                                                     specific service
                                                                                     subcategory as
                                                                                     "pre-approved."
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
IV SERVICE CATEGORY   SERVICE CATEGORY       A. SPECIFIC PRE-APPROVED SERVICE     AUDIT COMMITTEE APPROVAL       AUDIT COMMITTEE
                      DESCRIPTION                     SUBCATEGORIES                  POLICY                         REPORTING POLICY
---------------------------------------------------------------------------------------------------------------------------------
4.OTHER SERVICES   Other services  which    o  Business  Risk                 o "One-time"  pre-approval for  o A summary of
                   are not  prohibited by      Management support                the fund                       all such services
                   the Rule, if an          o  Other control and                 fiscal year within a           and related fees
                   officer of the Fund         regulatory compliance projects,   specified dollar limit         (including
SYNERGISTIC,       determines that using       including Rule 17f-2              ($25,000 in the aggregate      comparison to
UNIQUE             the Fund's auditor to      "self-custody" verification for    for all pre-approved           specified dollar
QUALIFICA-TIONS    provide these               the Funds                         specific service               limits) reported
                   services creates                                              subcategories).                quarterly.
                   significant synergy
                   in the form of
                   efficiency, minimized
                   disruption, the                                            o   Specific approval is
                   ability to maintain a                                          needed to exceed the
                   desired level of                                               pre-approved dollar limits
                   confidentiality, or                                            for these services (see
                   where the Fund's                                               general Audit Committee
                   auditors possess                                               approval policy below for
                   unique or superior                                             details on obtaining
                   qualifications to                                              specific approvals).
                   provide these
                   services, resulting                                        o   Specific approval is
                   in superior value and                                          needed to use the Fund's
                   results for the Fund.                                          auditors for "Synergistic"
                                                                                  or "Unique Qualifications"
                                                                                  or Other Services not
                                                                                  denoted as pre-approved to
                                                                                  the left, or to add a
                                                                                  specific service
                                                                                  subcategory as
                                                                                  "pre-approved."
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
V SERVICE CATEGORY SERVICE CATEGORY       A SPECIFIC PROHIBITED SERVICE            AUDIT COMMITTEE APPROVAL     AUDIT COMMITTEE
                   DESCRIPTION            SUBCATEGORIES                               POLICY                      REPORTING POLICY
----------------------------------------------------------------------------------------------------------------------------------
PROHIBITED         Services which result  1.  Bookkeeping or other               o  These services are      o  A summary of all
SERVICES           in the auditors            services related to the               not to be performed        services and related
                   losing independence        accounting records or financial       with the exception         fees reported at
                   status under the Rule.     statements of the audit client*       of the(*) services         each regularly
                                          2.  Financial  information  through 5     (subcategories 1           scheduled Audit
                                              on the  left)  regularly  systems     through 5 on the           Committee meeting
                                              design and  implementation*  that     left) that may be          will serve as
                                              may  be  permitted  if  scheduled     permitted if they          continual
                                              Audit                                 would not be subject       confirmation that
                                          3.  Appraisal or valuation they would     to audit procedures        has not provided any
                                              not be subject  Committee meeting     at the audit client        restricted services.
                                              services,  fairness* opinions, or     (as defined in Rule
                                              to audit procedures at will serve     2-01(f)(4)) level by
                                              as  contribution-in-kind  reports     the firm providing
                                              the audit client (as continual        the service.
                                          4.  Actuarial services (i.e., defined
                                              in Rule confirmation that setting
                                              actuarial     reserves     versus
                                              2-01(f)(4))  level by the has not
                                              provided  actuarial  audit work)*
                                              firm providing the any restricted
                                          5.  Internal    audit     outsourcing
                                              service. services. services*
                                          6.  Management   functions  or  human
                                              resources
                                          7.  Broker  or   dealer,   investment
                                              advisor,  or  investment  banking
                                              services
                                          8.  Legal    services    and   expert
                                              services unrelated to the audit
                                          9.  Any other service that the Public
                                              Company   Accounting    Oversight
                                              Board determines,  by regulation,
                                              is impermissible
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b)or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on behalf of the undersigned, thereunto duly authorized.

(registrant) BURNHAM INVESTORS TRUST

By (signature and Title)* /S/ JON M. BURNHAM
                          ------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date MARCH 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and Title)*  /S/ JON M. BURNHAM
                           -----------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date MARCH 7, 2007

By (signature and Title)* /S/ MICHAEL E. BARNA
                          ------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal executive officer)

Date MARCH 7, 2007

*Print the name and title of each signing officer under his or her signature.